UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2018 to July 31, 2018

Item 1:                                                        Schedule of Investments

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

July 31, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (79.2%)
Advertising (0.3%)
$1,990	MH Sub I LLC, LIBOR 1M + 3.750%(1)	(B, B2)	09/13/24	5.829	$1,997,258
5,980	MH Sub I LLC, LIBOR 1M + 7.500%(1)	(CCC+, Caa2)	09/15/25	9.579	6,077,175
4,972	VNU, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	10/04/23	4.100	4,955,754
					13,030,187
Aerospace & Defense (1.3%)
30,232	Avolon TLB Borrower 1 (US) LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	01/15/25	4.086	30,058,303
4,208	Fly Funding II Sarl, LIBOR 1M + 2.000%(1)	(BB+, Ba2)	02/09/23	4.370	4,211,216
8,777	Sequa Mezzanine Holdings LLC, LIBOR 1M + 5.000%(1),(2)	(B-, B3)	11/28/21	7.067	8,793,052
7,151	Swissport Investments S.A., EURIBOR 1M + 4.375%(1),(3)	(B-, B2)	02/08/22	4.375	8,371,245
2,224	TransDigm, Inc., LIBOR 1M + 2.250%(1)	(B+, Ba2)	06/09/23	4.580	2,227,581
					53,661,397
Air Transportation (0.9%)
10,405	American Airlines, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba1)	12/14/23	4.072	10,364,457
20,297	American Airlines, Inc., LIBOR 1M + 1.750%(1)	(BB+, Ba1)	06/27/25	3.827	19,987,923
5,000	American Airlines, Inc., LIBOR 1W + 2.00%(1)	(BB+, Ba1)	04/28/23	4.072	4,984,375
					35,336,755
Auto Parts & Equipment (1.3%)
19,629	American Axle & Manufacturing, Inc., LIBOR 3M + 2.250%(1)	(BB, Ba2)	04/06/24	4.320	19,616,594
21,299	CS Intermediate Holdco 2 LLC, LIBOR 3M + 2.000%(1)	(BBB-, Ba1)	11/02/23	4.334	21,362,169
3,000	L&W, Inc., LIBOR 1M + 4.000%(1),(2)	(B+, B2)	05/22/25	6.080	3,003,750
9,001	U.S. Farathane LLC, LIBOR 3M + 3.500%(1),(2)	(B+, B2)	12/23/21	5.834	9,012,217
					52,994,730
Automakers (0.7%)
5,609	FCA U.S. LLC, LIBOR 3M + 2.000%(1)	(BBB-, Baa2)	12/31/18	4.070	5,625,146
12,294	TI Group Automotive Systems LLC, EURIBOR 3M + 2.750%(1),(3)	(BB-, B1)	06/30/22	3.500	14,387,257
8,981	TI Group Automotive Systems LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	06/30/22	4.577	9,003,512
					29,015,915
Banking (0.3%)
11,569	Citco Funding LLC, LIBOR 1M + 3.000%(1)	(B+, Ba3)	03/31/22	5.077	11,620,035

Building & Construction (0.9%)
9,000	Apleona Ltd., LIBOR 3M + 4.250%(1),(4)	(B, B2)	09/01/23	4.873	11,820,513
19,522	Installed Building Products, Inc., LIBOR 1M + 2.500%(1)	(BB, B1)	04/15/25	4.577	19,503,536
6,208	PGT, Inc., LIBOR 3M + 3.500%(1)	(BB, Ba2)	02/16/22	5.669	6,247,204
					37,571,253
Building Materials (3.0%)
4,000	Airxcel, Inc., LIBOR 1M + 4.500%(1)	(B, B3)	04/25/25	6.577	4,004,160
1,775	Airxcel, Inc., LIBOR 1M + 8.750%(1),(2)	(CCC+, Caa2)	04/27/26	10.827	1,726,188
27,127	American Builders & Contractors Supply Co., Inc., LIBOR 1M + 2.000%(1)	(BB+, B1)	10/31/23	4.077	27,042,469
7,009	Beacon Roofing Supply, Inc., Prime + 1.250%(1)	(BB+, B1)	01/02/25	4.347	7,015,565
7,947	C.H.I. Overhead Doors, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	07/29/22	5.327	7,957,018
7,499	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.500%(1),(2)	(BB-, B1)	09/30/23	4.580	7,536,234
2,576	HD Supply, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba2)	08/13/21	4.327	2,593,569
12,624	HD Supply, Inc., LIBOR 1M + 2.500%(1)	(BBB-, Ba2)	10/17/23	4.577	12,731,118
20,696	Priso Acquisition Corp., LIBOR 1M + 3.000%(1)	(B+, B2)	05/08/22	5.077	20,769,328
12,577	Summit Materials Cos. I LLC, LIBOR 1M + 2.000% (1)	(BBB-, Ba2)	11/21/24	4.077	12,580,700
18,467	Wilsonart LLC, LIBOR 3M + 3.250%(1)	(B+, B2)	12/19/23	5.590	18,544,554
					122,500,903
Cable & Satellite TV (3.2%)
11,470	Altice U.S. Finance I Corp., LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/28/25	4.327	11,438,063
17,288	Charter Communications Operating LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	04/30/25	4.080	17,317,359
24,966	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba2)	07/17/25	4.322	24,869,714
4,828	CSC Holdings LLC, LIBOR 1M + 2.500%(1)	(BB-, Ba2)	01/25/26	4.572	4,830,581
5,000	Unitymedia Finance LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba3)	09/30/25	4.322	4,992,975
25,000	Unitymedia Finance LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba3)	01/15/26	4.322	24,958,250
11,000	Virgin Media Bristol LLC, LIBOR 1M + 2.500%(1)	(BB-, Ba3)	01/15/26	4.572	10,999,725
15,000	Ziggo Secured Finance B.V., EURIBOR 6M + 3.000%(1),(3)	(BB-, B1)	04/15/25	3.000	17,409,736

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Cable & Satellite TV
$11,500	Ziggo Secured Finance Partnership, LIBOR 1M + 2.500%(1)	(BB-, B1)	04/15/25	4.572	$11,443,248
					128,259,651
Chemicals (8.4%)
9,825	Allnex (Luxembourg) & Cy S.C.A., EURIBOR 3M + 3.250%(1),(3)	(B, B1)	09/13/23	3.250	11,434,619
1,862	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(1),(2)	(B, B1)	09/13/23	5.569	1,874,071
1,403	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(1),(2)	(B, B1)	09/13/23	5.569	1,411,918
27,178	Alpha 3 B.V., LIBOR 3M + 3.000%(1)	(B, B1)	01/31/24	5.334	27,233,531
15,234	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(1)	(B+, B2)	08/12/22	7.584	15,338,968
3,407	ASP Chromaflo Dutch I B.V., LIBOR 1M + 3.500% (1)	(B, B2)	11/18/23	5.577	3,432,145
4,063	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(1)	(CCC, Caa2)	11/14/24	10.077	4,067,578
2,620	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	11/18/23	5.577	2,639,463
27,126	Axalta Coating Systems U.S. Holdings, Inc., LIBOR 3M + 1.750%(1)	(BBB-, Ba1)	06/01/24	4.084	27,157,448
4,913	Azelis Finance S.A., LIBOR 3M+ 3.750%(1)	(B, B2)	12/16/22	6.084	4,923,357
1,715	Colouroz Investment 2 LLC, LIBOR 3M + 7.250%(1)	(CCC, Caa2)	09/06/22	9.592	1,415,056
10,000	CTC AcquiCo GmbH, EURIBOR 3M + 3.000%(1),(3)	(B, B2)	03/07/25	3.000	11,589,233
1,185	Ferro Corp., LIBOR 3M + 2.250%(1)	(BB-, Ba3)	02/14/24	4.584	1,190,602
6,346	Ferro Corp., LIBOR 3M + 2.250%(1)	(BB-, Ba3)	02/14/24	4.584	6,377,631
6,211	Ferro Corp., LIBOR 3M + 2.250%(1)	(BB-, Ba3)	02/14/24	4.584	6,241,937
1,950	Flint Group GmbH, EURIBOR 3M + 3.000%(1),(3)	(B-, B3)	09/07/21	3.750	2,174,785
278	Flint Group GmbH, LIBOR 3M + 3.000%(1)	(B-, B3)	09/07/21	5.341	262,129
1,684	Flint Group U.S. LLC, LIBOR 3M + 3.000%(1)	(B-, B3)	09/07/21	5.341	1,585,663
14,642	Gemini HDPE LLC, LIBOR 3M + 2.500%(1)	(BB, Ba2)	08/07/24	4.850	14,678,403
30,632	H.B. Fuller Co., LIBOR 1M + 2.000%(1)	(BB+, Ba2)	10/20/24	4.086	30,678,297
3,870	Houghton International, Inc., LIBOR 1M + 8.500% (1),(2)	(B-, Caa1)	12/20/20	10.577	3,918,375
15,336	Houghton International, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	12/20/19	5.327	15,373,903
6,127	INEOS Styrolution Group GmbH, LIBOR 3M + 2.000%(1)	(BB+, Ba2)	03/30/24	4.334	6,123,042
26,191	Ineos U.S. Finance LLC, LIBOR 2M + 2.000%(1)	(BB+, Ba1)	03/31/24	4.169	26,182,551
3,023	MacDermid, Inc., LIBOR 1M + 3.000%(1)	(BB-, B2)	06/07/23	5.077	3,034,729
3,742	PQ Corp., LIBOR 1M + 2.500%(1)	(BB-, B2)	02/08/25	4.577	3,744,820
5,924	Preferred Proppants LLC, LIBOR 3M + 5.750% (1),(2),(5)	(CCC, NR)	07/27/20	8.084	5,554,211
12,744	Preferred Proppants LLC, LIBOR 3M + 7.750%(1),(5)	(CCC, Caa2)	07/27/20	10.084	11,931,833
5,500	Prince Minerals, Inc., LIBOR 3M + 3.500%(1)	(B-+, B2)	03/20/25	5.900	5,533,248
3,500	Prince Minerals, Inc., LIBOR 2M + 7.750%(1),(2)	(CCC+, Caa1)	03/20/26	10.510	3,482,500
10,478	Ravago Holdings America, Inc., LIBOR 1M + 2.750%(1),(2)	(BB-, B2)	06/30/23	4.830	10,504,582
2,383	Sonneborn LLC, LIBOR 3M + 3.750%(1),(2)	(B+, B1)	12/10/20	6.092	2,406,962
421	Sonneborn Refined Products B.V., LIBOR 3M + 3.750%(1),(2)	(B+, B1)	12/10/20	6.092	424,759
4,508	Tronox Blocked Borrower LLC, LIBOR 1M + 3.000%(1)	(BB-, Ba3)	09/22/24	5.077	4,537,401
10,402	Tronox Finance LLC, LIBOR 1M + 3.000%(1)	(BB-, Ba3)	09/22/24	5.077	10,470,925
21,645	Univar, Inc., LIBOR 1M + 2.500%(1)	(BB, B1)	07/01/24	4.577	21,727,980
15,877	UTEX Industries, Inc., LIBOR 1M + 4.000%(1)	(CCC+, B3)	05/22/21	6.077	15,781,297
2,985	Vantage Specialty Chemicals, Inc., LIBOR 2M + 4.000%(1)	(B-, B3)	10/28/24	6.108	3,014,850
3,978	Vantage Specialty Chemicals, Inc., LIBOR 2M + 8.250%(1)	(CCC, Caa2)	10/27/25	10.592	4,011,427
4,608	Zep, Inc., LIBOR 3M + 4.000%(1)	(CCC+, B2)	08/12/24	6.334	4,475,901
2,250	Zep, Inc., LIBOR 3M + 8.250%(1)	(CCC-, Caa2)	08/11/25	10.584	2,221,875
					340,164,005
Consumer/Commercial/Lease Financing (0.4%)
14,663	Infinity Acquisition LLC, LIBOR 3M + 3.000%(1)	(B+, B1)	08/06/21	7.000	14,681,131

Diversified Capital Goods (0.9%)
16,133	Cortes NP Acquisition Corp., LIBOR 1M + 4.000%(1)	(B+, Ba3)	11/30/23	6.100	16,055,397
1,077	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.000%(1)	(BB-, B2)	12/31/21	5.080	1,079,692
3,464	Dynacast International LLC, LIBOR 3M + 3.250%(1)	(B, B1)	01/28/22	5.584	3,471,781
4,000	Electrical Components International, Inc., LIBOR 3M + 4.250%(1),(2)	(B1, B)	06/22/25	6.590	4,010,000
8,688	Hayward Industries, Inc., LIBOR 1M + 3.500%(1)	(B, B3)	08/05/24	5.577	8,735,891
1,610	Horizon Global Corp., LIBOR 1M + 6.000% (1),(2)	(CCC, B2)	06/30/21	8.072	1,561,399
					34,914,160
Electronics (2.8%)
16,735	Brooks Automation, Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	10/04/24	4.850	16,818,724
2,488	EXC Holdings III Corp., LIBOR 3M + 3.500%(1)	(B-, B2)	12/02/24	5.834	2,510,820
26,218	M/A-COM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(B, Ba3)	05/17/24	4.327	25,993,548
10,951	Microchip Technology, Inc., LIBOR 1M + 2.000%(1)	(BB+, Baa3)	05/29/25	4.080	10,992,505
13,334	Oberthur Technologies S.A., LIBOR 3M + 3.750%(1)	(B-, B2)	01/10/24	6.084	13,328,919
7,000	Oberthur Technologies S.A., EURIBOR 3M + 3.750%(1),(3)	(B-, B2)	01/10/24	3.750	8,143,259

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Electronics
$13,238	Seattle Spinco, Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	06/21/24	4.577	$13,206,470
8,388	Sophia LP, LIBOR 3M + 3.250%(1)	(B, B2)	09/30/22	5.584	8,411,974
14,025	Tempo Acquisition LLC, LIBOR 1M + 3.000%(1)	(B, B1)	05/01/24	5.077	14,055,404
					113,461,623
Energy - Exploration & Production (0.3%)
13,100	W&T Offshore, Inc.(1),(5),(6)	(B-, Caa2)	05/15/20	9.000	13,307,439

Environmental (0.3%)
1,234	GFL Environmental, Inc.(1),(6),(7)	(BB-, Ba3)	05/30/25	2.750	1,231,831
9,933	GFL Environmental, Inc., LIBOR 3M + 2.750%(1)	(BB-, Ba3)	05/30/25	5.084	9,916,243
					11,148,074
Food & Drug Retailers (0.3%)
3,000	Holland & Barrett International, EURIBOR 3M + 4.250%(1),(3)	(B, B2)	08/09/24	4.250	3,401,775
3,000	Holland & Barrett International, LIBOR 3M + 5.250%(1),(4)	(B, B2)	08/04/24	5.886	3,793,681
3,251	Smart & Final Stores LLC, LIBOR 1M + 3.500%(1)	(B, Caa1)	11/15/22	5.577	3,180,749
					10,376,205
Food - Wholesale (1.8%)
13,588	Allflex Holdings III, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	07/20/20	5.586	13,636,635
927	Allflex Holdings III, Inc., LIBOR 3M + 7.000%(1)	(B-, Caa2)	07/19/21	9.347	931,947
9,994	Dole Food Co., Inc., LIBOR 1M + 2.750%(1)	(B, B1)	04/06/24	4.837	9,991,052
2,000	Jacobs Douwe Egberts International B.V., EURIBOR 3M + 2.250%(1),(3)	(BB, Ba2)	11/02/21	2.250	2,340,101
15,940	JBS USA, LLC, LIBOR 3M + 2.500%(1)	(BB, Ba3)	10/30/22	4.835	15,945,213
5,940	Post Holdings, Inc., LIBOR 1M + 2.000%(1)	(BB-, Ba2)	05/24/24	4.070	5,950,603
22,082	U.S. Foods, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba3)	06/27/23	4.077	22,099,260
					70,894,811
Forestry & Paper (0.1%)
4,923	Pregis Corp., LIBOR 3M + 3.500%(1)	(B, B2)	05/14/21	5.834	4,926,430

Gaming (3.3%)
15,631	Aristocrat Technologies, Inc., LIBOR 3M + 1.750% (1)	(BB+, Ba1)	10/19/24	4.098	15,633,049
7,037	CBAC Borrower LLC, LIBOR 1M + 4.000%(1)	(B, B3)	07/05/24	6.077	7,082,925
19,800	Eldorado Resorts LLC, LIBOR 3M + 2.250%(1)	(BB, Ba2)	04/17/24	4.401	19,837,264
4,458	Gateway Casinos & Entertainment Ltd., LIBOR 3M + 3.000%(1)	(BB-, Ba3)	12/01/23	5.473	4,480,290
4,000	GVC Holdings PLC, EURIBOR 6M + 2.750%(1),(3)	(BB, Ba2)	03/02/23	2.750	4,658,275
15,000	Jackpotjoy PLC, LIBOR 3M + 5.250%(1),(4)	(B+, B1)	12/06/24	5.799	19,774,641
25,346	Las Vegas Sands LLC, LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	03/27/25	3.827	25,326,480
23,426	MGM Growth Properties Operating Partnership LP, LIBOR 1M + 2.000%(1)	(BB+, Ba3)	03/23/25	4.077	23,476,928
10,000	Stars Group Holdings B.V., EURIBOR 3M + 3.750% (1),(3)	(B+, B1)	07/10/25	3.750	11,763,863
					132,033,715
Gas Distribution (0.3%)
10,891	Oryx Southern Delaware Holdings, LLC, LIBOR 1M + 3.250%(1)	(B+, B2)	02/09/25	5.327	10,649,653

Health Facilities (1.2%)
14,507	HCA, Inc., LIBOR 1M + 1.500%(1)	(BBB-, Ba1)	06/10/20	3.577	14,552,000
3,304	HCA, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	03/18/23	3.827	3,322,496
11,648	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500% (1)	(B, B1)	02/22/24	7.625	11,713,522
6,533	Surgery Center Holdings, Inc., LIBOR 1M + 3.250% (1)	(B, B1)	09/02/24	5.330	6,544,475
13,876	Western Dental Services, Inc., LIBOR 1M + 4.500% (1),(2)	(B-, B3)	06/23/23	6.577	13,945,551
					50,078,044
Health Services (1.1%)
4,229	Auris Luxembourg III Sarl, LIBOR 3M + 3.000% (1)	(B1, B+)	01/17/22	5.330	4,245,471
6,000	Auris Luxembourg III Sarl,(1),(3),(6)	(B2, B+)	07/20/25	6.080	7,061,231
5,997	Envision Healthcare Corp., LIBOR 1M + 3.000% (1)	(BB-, Ba2)	12/01/23	5.080	6,004,028
6,890	Onex Carestream Finance LP, LIBOR 1M + 4.000% (1)	(B, B1)	06/07/19	6.077	6,896,037
13,736	Sotera Health Holdings LLC, LIBOR 3M + 3.000% (1)	(B, B1)	05/15/22	5.334	13,759,751
3,067	Valitas Health Services, Inc., LIBOR 3M + 5.000% (1),(2),(5),(8)	(NR, NR)	04/14/22	8.250	1,226,734
995	Valitas Health Services, Inc., LIBOR 3M + 12.000% (1),(2),(8)	(NR, NR)	12/31/19	14.327	944,922
1,484	Valitas Health Services, Inc., LIBOR 3M + 12.000% (1),(2),(8)	(NR, NR)	12/31/19	14.334	1,410,033
1,060	Valitas Health Services, Inc., LIBOR 3M + 12.000% (1),(2),(5),(8)	(NR, NR)	12/31/19	14.359	1,006,627

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Services
$1,272	Valitas Health Services, Inc., LIBOR 3M + 12.000% (1),(2),(5),(8)	(NR, NR)	12/31/19	14.333	$1,207,953
					43,762,787
Hotels (2.1%)
16,646	Belmond Interfin Ltd., LIBOR 1M + 2.750%(1)	(BB, B2)	07/03/24	4.827	16,701,374
5,000	Compass III Ltd., EURIBOR 6M + 4.500%(1),(3)	(B+, B2)	05/07/25	4.500	5,875,847
3,000	Compass IV Ltd., EURIBOR 6M + 8.000%(1),(3)	(CCC+, Caa2)	04/30/26	9.000	3,460,412
14,851	ESH Hospitality, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba3)	08/30/23	4.077	14,855,599
10,344	Hilton Worldwide Finance LLC, LIBOR 3M + 1.750%(1)	(BBB-, Baa3)	10/25/23	3.814	10,391,032
27,465	Playa Resorts Holding B.V., LIBOR 1M + 2.750%(1)	(B+, B2)	04/29/24	4.830	27,272,290
7,250	Wyndham Hotels & Resorts, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Baa3)	05/30/25	3.827	7,276,064
					85,832,618
Insurance Brokerage (3.7%)
21,039	Acrisure LLC, LIBOR 3M + 4.250%(1)	(B, B2)	11/22/23	6.592	21,117,817
6,250	Acrisure, LLC, LIBOR 3M + 4.250%(1)	(B2, B)	11/22/23	6.086	6,257,812
32,064	Alliant Holdings I, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	05/09/25	5.078	32,102,675
15,548	AmWINS Group, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	01/25/24	4.829	15,568,581
9,965	AssuredPartners, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	10/22/24	5.327	9,989,152
24,216	Hub International Ltd., LIBOR 3M + 3.000%(1)	(B, B2)	04/25/25	5.335	24,229,924
9,476	Hyperion Insurance Group Ltd., EURIBOR 1M + 3.500%(1),(2),(3)	(B, B2)	12/13/24	3.500	11,011,394
696	Hyperion Insurance Group Ltd., LIBOR 1M + 3.500%(1)	(B, B2)	12/20/24	5.625	699,739
22,911	NFP Corp., LIBOR 1M + 3.000%(1)	(B, B2)	01/08/24	5.077	22,907,007
3,764	USI, Inc., LIBOR 3M + 3.000%(1)	(B, B2)	05/16/24	5.334	3,758,626
					147,642,727
Investments & Misc. Financial Services (1.4%)
13,992	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1)	(B+, B3)	03/29/24	6.334	13,924,663
5,145	Compass Group Diversified Holdings LLC, LIBOR 1M + 2.500%(1)	(BB, Ba3)	04/06/25	4.577	5,166,685
18,463	Ditech Holding Corp., LIBOR 1M + 6.000%(1)	(CCC+, Caa2)	06/30/22	8.077	17,620,881
10,122	Fortress Investment Group LLC, LIBOR 1M + 2.000%(1)	(BB, Baa3)	12/27/22	4.077	10,149,614
4,407	Ocwen Financial Corp., LIBOR 1M + 5.000%(1)	(B+, B3)	12/05/20	7.079	4,430,093
4,945	VFH Parent LLC, LIBOR 3M + 3.250%(1)	(B+, Ba2)	12/30/21	5.586	4,985,318
					56,277,254
Machinery (0.8%)
10,921	Clark Equipment Co., LIBOR 3M + 2.000%(1)	(BB, Ba3)	05/18/24	4.334	10,931,206
1,486	CPM Acquisition Corp., LIBOR 1M + 8.250%(1)	(B-, Caa1)	04/10/23	10.327	1,516,130
4,715	CPM Holdings, Inc., LIBOR 1M + 3.500%(1)	(B, B1)	04/11/22	5.577	4,759,375
6,452	Doncasters Finance U.S. LLC, LIBOR 3M + 3.750%(1),(2),(4)	(B-, B3)	04/09/20	4.750	7,997,601
8,762	Welbilt, Inc., LIBOR 1M + 2.750%(1)	(BB-, B1)	03/03/23	4.827	8,802,630
					34,006,942
Managed Care (0.2%)
8,250	Inovalon Holdings, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	04/02/25	5.625	8,105,625

Media Content (1.5%)
5,000	All3Media International, LIBOR 6M + 4.250%(1),(4)	(B, B2)	06/30/21	5.250	6,553,277
1,750	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(1),(3)	(CCC+, Caa2)	06/30/22	8.250	2,062,587
23,917	EMI Music Publishing Ltd., LIBOR 1M + 2.250%(1)	(BB-, Ba3)	08/20/23	4.329	23,964,281
2,190	Mission Broadcasting, Inc., LIBOR 1M + 2.500%(1)	(BB+, Ba3)	01/17/24	4.592	2,194,489
2,859	Nexstar Broadcasting, Inc., LIBOR 1M + 2.000%(1),(2)	(BB+, Ba3)	07/19/22	4.092	2,858,530
16,426	Nexstar Broadcasting, Inc., LIBOR 1M + 2.500%(1)	(BB+, Ba3)	01/17/24	4.592	16,461,417
7,701	WMG Acquisition Corp., LIBOR 1M + 2.120%(1)	(B+, Ba3)	11/01/23	4.202	7,681,285
97	WXXA-TV LLC, LIBOR 1M + 2.000%(1),(2)	(NR, Ba3)	07/19/22	4.092	96,579
					61,872,445
Medical Products (1.0%)
15,232	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(1)	(B-, B2)	06/15/23	7.079	15,422,071
18,408	Avantor, Inc., LIBOR 1M + 4.000%(1)	(B, B2)	11/21/24	6.077	18,575,100
4,275	Convatec, Inc., LIBOR 3M + 2.000%(1),(2)	(BB, Ba3)	10/25/21	4.336	4,275,000
2,000	Lifescan Global Corp.(1),(2),(6)	(B+, B2)	05/23/25	6.000	1,950,000
					40,222,171
Metals & Mining - Excluding Steel (0.2%)
1,753	Global Brass & Copper, Inc., LIBOR 1M + 2.500%(1)	(BB, B1)	05/29/25	4.625	1,757,471
5,750	GrafTech Finance, Inc., LIBOR 1M + 3.500%(1)	(B+, B1)	02/12/25	5.590	5,758,999

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Metals & Mining - Excluding Steel
$7,529	Noranda Aluminum Acquisition Corp., Prime + 3.500%(1),(9)	(NR, NR)	02/28/19	8.500	$25,447
					7,541,917
Non - Electric Utilities (0.1%)
5,709	BCP Raptor LLC, LIBOR 2M + 4.250%(1)	(B, B3)	06/24/24	6.421	5,482,904

Oil Field Equipment & Services (0.1%)
5,573	Seadrill Partners Finco LLC, LIBOR 3M + 6.000%(1)	(CCC+, Caa2)	02/21/21	8.334	5,224,501

Oil Refining & Marketing (1.1%)
17,456	EG Finco Ltd., EURIBOR 3M + 4.000%(1),(3)	(B, B2)	02/07/25	4.000	20,379,044
3,500	EG Finco Ltd., LIBOR 3M + 8.000%(1),(2)	(CCC+, Caa1)	04/20/26	10.221	3,484,688
5,474	Philadelphia Energy Solutions LLC, LIBOR 1M + 6.250%(1)	(NR, NR)	08/31/18	8.203	5,446,213
16,857	Philadelphia Energy Solutions LLC, Prime + 4.000% (1),(9)	(NR, NR)	04/04/19	9.000	15,845,200
					45,155,145
Packaging (2.4%)
2,000	Anchor Glass Container Corp., LIBOR 1M + 2.750% (1)	(B, B1)	12/07/23	4.820	1,818,880
4,000	Anchor Glass Container Corp., LIBOR 1M + 7.750% (1)	(CCC+, B3)	12/07/24	9.820	2,693,320
7,717	Berry Global, Inc., LIBOR 3M + 1.750%(1)	(Ba2, Bbb-)	02/08/20	3.921	7,737,663
12,069	Berry Global, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Ba2)	01/06/21	3.921	12,101,325
21,928	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(1)	(B, B1)	12/29/23	5.337	21,924,172
6,000	Klockner-Pentaplast of America, Inc., EURIBOR 3M + 4.750%(1),(3)	(B, B3)	06/30/22	4.750	6,558,121
4,234	Klockner-Pentaplast of America, Inc., LIBOR 1M + 4.250%(1)	(B, B3)	06/30/22	6.327	4,061,475
11,434	Proampac PG Borrower LLC, LIBOR 1M + 3.500% (1)	(B, B3)	11/18/23	5.631	11,473,627
2,500	Proampac PG Borrower LLC, LIBOR 1M + 8.500% (1)	(CCC+, Caa2)	11/18/24	10.581	2,535,950
9,766	Reynolds Group Holdings, Inc., LIBOR 1M + 2.750% (1)	(B+, B1)	02/05/23	4.827	9,809,131
18,063	SIG Combibloc U.S. Acquisition, Inc., LIBOR 1M + 2.750% (1)	(B+, B1)	03/13/22	4.827	18,144,590
					98,858,254
Personal & Household Products (1.7%)
3,481	Comfort Holding LLC, LIBOR 1M + 4.750%(1)	(CCC+, Caa1)	02/05/24	6.827	3,349,497
2,389	Comfort Holding LLC, LIBOR 1M + 10.000%(1)	(CCC-, Caa3)	02/03/25	12.077	2,268,171
10,000	Keter Group B.V., EURIBOR 3M + 4.250%(1),(3)	(B, B3)	10/31/23	5.250	11,344,166
7,419	Prestige Brands, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba3)	01/26/24	4.077	7,438,678
22,725	Serta Simmons Bedding LLC, LIBOR 1M + 3.500% (1)	(B-, B3)	11/08/23	5.591	19,120,798
6,612	Serta Simmons Bedding LLC, LIBOR 1M + 8.000% (1)	(CCC, Caa2)	11/08/24	10.097	4,557,065
1,829	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(1)	(B, B2)	11/30/23	6.080	1,835,169
18,152	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(1)	(B, B2)	11/30/23	6.084	18,213,010
					68,126,554
Pharmaceuticals (2.1%)
2,199	Alkermes, Inc., LIBOR 1M + 2.250%(1),(2)	(BB, Ba3)	03/23/23	4.350	2,212,659
16,795	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(1)	(BB-, Ba2)	04/29/24	6.375	16,838,393
22,456	Grifols Worldwide Operations U.S.A., Inc., LIBOR 1W + 2.250%(1)	(BB+, Ba2)	01/31/25	4.200	22,547,457
5,677	IQVIA Inc., LIBOR 3M + 2.000%(1)	(BBB-, Ba1)	01/17/25	4.334	5,676,320
15,282	RPI Finance Trust, LIBOR 3M + 2.000%(1)	(BBB-, Baa3)	03/27/23	4.334	15,334,466
20,901	Valeant Pharmaceuticals International, Inc., LIBOR 1M + 3.000%(1)	(BB-, Ba3)	06/01/25	5.092	20,954,908
					83,564,203
Real Estate Development & Management (1.0%)
12,660	Capital Automotive LP, LIBOR 1M + 2.500%(1)	(B, B1)	03/24/24	4.580	12,681,633
4,397	Capital Automotive LP, LIBOR 1M + 6.000%(1),(2)	(CCC+, B3)	03/24/25	8.080	4,473,445
24,000	Hanjin International Corp., LIBOR 3M + 2.500%(1),(2)	(B+, Ba3)	10/18/20	4.833	24,060,000
					41,215,078
Real Estate Investment Trusts (1.7%)
26,946	DTZ U.S. Borrower LLC, LIBOR 3M + 3.250%(1)	(B+, B1)	11/04/21	5.489	27,010,426
19,415	iStar, Inc., LIBOR 1M + 2.750%(1),(2)	(BB-, Ba2)	06/28/23	4.842	19,451,043
22,705	VICI Properties 1 LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba3)	12/20/24	4.081	22,759,703
					69,221,172
Recreation & Travel (1.3%)
16,629	Crown Finance U.S., Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	02/28/25	4.577	16,597,340
5,228	Intrawest Resorts Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	07/31/24	5.077	5,230,258
5,294	NCL Corp. Ltd., LIBOR 1M + 1.750%(1)	(BBB-, Ba2)	10/10/21	3.822	5,313,990
4,128	Richmond UK Bidco Ltd., LIBOR 1M + 4.250%(1),(4)	(B, B2)	03/03/24	4.930	5,343,677

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Recreation & Travel
$19,384	Seaworld Parks & Entertainment, Inc., LIBOR 1M + 2.250%(1)	(B, B2)	05/14/20	4.327	$19,391,762
					51,877,027
Restaurants (1.5%)
32,262	1011778 B.C. Unlimited Liability Co., LIBOR 1M + 2.250%(1)	(B+, Ba3)	02/16/24	4.327	32,281,970
15,687	Golden Nugget, Inc., LIBOR 1M + 2.750%(1)	(B+, Ba3)	10/04/23	4.827	15,753,821
9,007	K-Mac Holdings Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	03/14/25	5.329	9,025,502
2,993	KFC Holding Co., LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	04/03/25	3.829	2,993,996
					60,055,289
Software - Services (9.1%)
18,183	Almonde, Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	06/13/24	5.807	17,956,772
6,078	Almonde, Inc., LIBOR 3M + 7.250%(1)	(CCC, Caa2)	06/13/25	9.557	5,880,390
14,681	Altran Technologies S.A., EURIBOR 3M +2.750% (1),(3)	(BB, Ba2)	03/20/25	2.750	17,062,506
5,459	Applied Systems, Inc., LIBOR 3M + 3.000%(1)	(B, B1)	09/19/24	5.334	5,485,307
11,545	Cypress Intermediate Holdings III, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	04/27/24	5.080	11,552,197
6,069	EagleView Technology Corp., LIBOR 1M + 3.500% (1)	(B, B3)	07/15/22	5.590	6,077,963
20,832	Epicor Software Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	06/01/22	5.330	20,821,139
13,839	Evertec Group LLC, LIBOR 1M + 2.500%(1),(2)	(B+, B2)	04/17/20	4.576	13,856,474
4,926	Evertec Group LLC, LIBOR 1M + 2.500%(1),(2)	(B+, B2)	01/17/20	4.579	4,919,991
6,627	Eze Castle Software, Inc., LIBOR 1M + 3.000%(1)	(B, B1)	04/06/20	5.077	6,651,981
931	Eze Castle Software, Inc., LIBOR 1M + 6.500%(1)	(CCC+, Caa1)	04/05/21	8.577	934,857
24,939	First Data Corp., LIBOR 1M + 2.000%(1)	(BB, Ba2)	07/08/22	4.069	24,968,642
6,983	Flexera Software LLC, LIBOR 1M + 3.250%(1)	(B-, B1)	02/26/25	5.330	6,992,310
2,500	Flexera Software LLC, LIBOR 1M + 7.250%(1)	(CCC+, Caa1)	02/26/26	9.330	2,510,938
10,475	GHX Ultimate Parent Corp., LIBOR 3M + 3.000% (1),(2)	(B, B3)	06/28/24	5.334	10,461,477
30,326	Go Daddy Operating Co. LLC, LIBOR 1M + 2.250% (1)	(BB-, Ba3)	02/15/24	4.327	30,428,832
20,122	Greeneden U.S. Holdings II LLC, LIBOR 1M + 3.500%(1)	(B, B2)	12/01/23	5.577	20,251,696
4,925	Greeneden U.S. Holdings II, LLC, EURIBOR 3M + 3.500%(1),(3)	(B, B2)	12/01/23	3.500	5,767,720
9,797	Infor (U.S.), Inc., EURIBOR 3M + 2.250%(1),(3)	(B, B1)	02/01/22	3.250	11,446,703
19,344	Infor (U.S.), Inc., LIBOR 1M + 2.750%(1)	(B, B1)	02/01/22	4.827	19,394,180
17,588	Kronos, Inc., LIBOR 3M + 3.000%(1)	(B, B2)	11/01/23	5.358	17,661,787
7,580	Kronos, Inc., LIBOR 3M + 8.250%(1)	(CCC, Caa2)	11/01/24	10.608	7,842,480
14,844	MA FinanceCo. LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	11/19/21	4.327	14,808,754
1,960	MA FinanceCo. LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	06/21/24	4.577	1,955,574
4,963	Misys Europe S.A., EURIBOR 3M + 3.250%(1),(3)	(B-, B2)	06/13/24	4.250	5,795,024
2,956	Mitchell International, Inc., LIBOR 1M + 3.250%(1)	(B-, B1)	11/29/24	5.327	2,953,442
1,778	Mitchell International, Inc., LIBOR 1M + 7.250%(1)	(CCC, Caa2)	11/20/25	9.327	1,786,853
13,864	Project Alpha Intermediate Holding, Inc., LIBOR 6M + 3.500%(1)	(B-, B3)	04/26/24	5.990	13,826,665
18,325	Solera LLC, LIBOR 1M + 2.750%(1)	(B, Ba3)	03/03/23	4.827	18,366,580
5,550	SS&C Technologies Holdings Europe Sarl, LIBOR 1M + 2.500%(1)	(BB, Ba3)	04/16/25	4.577	5,572,736
5,281	SS&C Technologies, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/08/22	4.327	5,311,211
14,469	SS&C Technologies, Inc., LIBOR 1M + 2.500%(1)	(BB, Ba3)	04/16/25	4.577	14,528,242
10,895	Verint Systems, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba2)	06/28/24	4.092	10,922,200
1,689	Wall Street Systems Delaware, Inc., EURIBOR 3M + 3.000%(1),(3)	(B, B2)	11/21/24	4.000	1,987,044
2,182	Wall Street Systems Delaware, Inc., LIBOR 1M + 3.000%(1),(2)	(B, B2)	11/21/24	5.077	2,155,200
					368,895,867
Steel Producers/Products (1.1%)
24,901	Atkore International, Inc., LIBOR 3M + 2.750%(1)	(BB-, B2)	12/22/23	5.090	24,986,757
18,893	Zekelman Industries, Inc., LIBOR 3M + 2.250%(1)	(BB-, B1)	06/14/21	4.582	18,919,468
					43,906,225
Support - Services (4.6%)
14,838	Allied Universal Holdco LLC, LIBOR 1M + 3.750% (1)	(B-, B2)	07/28/22	5.827	14,652,500
6,064	Belron Finance U.S. LLC, LIBOR 3M + 2.500%(1),(2)	(BB, Ba3)	11/07/24	4.863	6,090,121
25,527	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(1)	(B, B3)	06/21/24	6.596	25,679,525
33,552	Change Healthcare Holdings LLC, LIBOR 1M + 2.750%(1)	(B+, Ba3)	03/01/24	4.827	33,540,665
14,334	Geo Group, Inc. (The), LIBOR 1M + 2.000%(1)	(BB+, Ba3)	03/22/24	4.080	14,300,134
5,000	MSX International, Inc., EURIBOR 3M + 4.750% (1), (3)	(B, B2)	01/06/24	4.750	5,889,742
9,991	ON Assignment, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba2)	04/02/25	4.077	10,007,341
3,015	Pike Corp., LIBOR 1M + 3.500%(1)	(B, B2)	03/23/25	5.580	3,042,408
13,697	PODS, LLC, LIBOR 1M + 2.750%(1)	(B+, B2)	12/06/24	4.847	13,731,480
6,371	Sabre GLBL, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba2)	02/22/24	4.077	6,384,212
9,384	SAI Global Ltd., LIBOR 3M + 4.500%(1),(2)	(B, B3)	12/20/23	6.834	8,984,859
18,878	Sedgwick Claims Management Services, Inc., LIBOR 1M + 2.750%(1)	(B, B2)	03/01/21	4.827	18,878,233

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services
$4,850	Sedgwick Claims Management Services, Inc., LIBOR 3M + 5.750%(1)	(CCC+, Caa2)	02/28/22	7.879	$4,901,531
1,269	SGS Cayman LP, LIBOR 3M + 5.375%(1)	(B, Caa1)	04/23/21	7.709	1,221,800
1,934	Sprint Industrial Holdings LLC, LIBOR 3M + 5.750%(1),(5)	(CCC+, Caa1)	05/14/19	8.084	1,880,662
2,744	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(1),(5)	(CC, Caa3)	11/14/19	13.500	946,807
5,453	Sutherland Global Services, Inc., LIBOR 3M + 5.375%(1),(5)	(B, Caa1)	04/23/21	7.709	5,248,794
1,965	Trans Union, LLC, LIBOR 1M + 2.000%(1)	(BB+, Ba2)	04/10/23	4.077	1,971,609
4,717	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(1)	(CCC+, Caa2)	08/25/25	9.827	4,752,551
4,482	Vantiv, LLC, LIBOR 1M + 1.750%(1)	(BBB-, Ba2)	01/16/23	3.824	4,484,878
					186,589,852
Tech Hardware & Equipment (1.2%)
19,036	CDW LLC, LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	08/17/23	3.830	19,076,408
3,353	CommScope, Inc., LIBOR 1M + 2.000%(1)	(BB+, Baa3)	12/29/22	4.077	3,368,085
17,196	Dell, Inc., LIBOR 1M + 1.500%(1)	(BBB-, Baa3)	12/31/18	3.580	17,207,078
7,544	Western Digital Corp., LIBOR 1M + 1.750%(1)	(BBB-, Baa2)	04/29/23	3.827	7,555,703
					47,207,274
Telecom - Wireless (1.5%)
24,531	SBA Senior Finance II LLC, LIBOR 1M + 2.000%(1)	(BB, B1)	04/11/25	4.080	24,496,085
34,967	Sprint Communications, Inc., LIBOR 1M + 2.500%(1)	(BB-, Ba2)	02/02/24	4.625	35,019,324
					59,515,409
Telecom - Wireline Integrated & Services (2.3%)
20,870	CenturyLink, Inc., LIBOR 1M + 2.750%(1)	(BBB-, Ba3)	01/31/25	4.827	20,575,335
3,875	Ciena Corp., LIBOR 1M + 2.500%(1)	(BB+, Ba1)	01/28/22	4.586	3,896,602
31,780	Level 3 Financing, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba1)	02/22/24	4.331	31,868,348
5,486	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	11/15/24	5.077	5,518,811
29,568	Zayo Group LLC, LIBOR 1M + 2.250%(1)	(BB, Ba2)	01/19/24	4.327	29,717,890
					91,576,986
Theaters & Entertainment (1.6%)
7,980	Lions Gate Entertainment Corp., LIBOR 3M + 2.250%(1),(2)	(BB-, Ba2)	03/24/25	4.314	8,014,913
9,080	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500% (1),(2)	(B-, B2)	07/03/26	6.580	9,079,577
9,443	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1)	(BB, B1)	04/23/25	4.580	9,445,347
316	NEG Holdings LLC, LIBOR 3M + 8.000%(1),(2),(5),(8)	(NR, B3)	10/17/22	10.334	297,245
3,000	Technicolor S.A., EURIBOR 3M + 3.000%(1),(3)	(B+, B1)	12/06/23	3.000	3,315,636
2,469	Technicolor S.A., LIBOR 3M + 2.750%(1)	(B+, B1)	12/06/23	5.057	2,365,877
6,500	Technicolor S.A., EURIBOR 3M + 3.500%(1),(3)	(B+, B1)	12/06/23	3.500	7,240,691
22,897	William Morris Endeavor Entertainment, LLC, LIBOR 2M + 2.750%(1)	(B, B2)	05/18/25	4.930	22,844,933
					62,604,219
Transport Infrastructure/Services (0.2%)
7,114	AI Mistral Holdco Ltd., LIBOR 1M + 3.000%(1)	(B, B1)	03/09/24	5.077	7,089,443

Trucking & Delivery (0.6%)
11,250	Navios Maritime Partners LP, LIBOR 3M + 5.000% (1)	(BB-, B3)	09/14/20	7.330	11,292,199
13,706	XPO Logistics, Inc., LIBOR 3M + 2.000%(1)	(BB+, Ba1)	02/24/25	4.064	13,749,136
					25,041,335
TOTAL BANK LOANS (Cost $3,200,207,523)					3,197,097,339

CORPORATE BONDS (9.3%)
Auto Parts & Equipment (0.1%)
6,250	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(10)	(B+, B1)	11/15/26	5.625	6,156,250

Brokerage (0.2%)
1,800	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 08/31/18 @ 103.44)(10)	(B, B1)	04/15/22	6.875	1,822,806
5,000	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 08/31/18 @ 103.75)(10)	(B, B1)	04/15/21	7.500	5,125,000
3,500	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(10)	(B+, B2)	09/15/25	5.750	3,403,750
					10,351,556

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials (0.8%)
$2,000	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(10)	(B+, B3)	12/15/23	5.750	$2,060,000
21,250	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 08/16/18 @ 104.50)(10)	(B-, Caa1)	08/15/20	12.000	22,312,500
5,635	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 08/31/18 @ 104.50)(10)	(CCC+, Caa1)	05/15/23	9.000	5,874,487
1,496	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B3)	06/01/24	6.375	1,497,870
					31,744,857
Cable & Satellite TV (1.2%)
4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(10)	(B+, B1)	05/15/26	7.500	3,904,400
755	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 08/31/18 @ 104.97)(10)	(B+, B1)	02/15/23	6.625	765,381
5,000	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(10)	(B, B1)	05/01/26	7.375	4,962,500
9,000	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 08/15/18 @ 103.00)(10)	(B, B1)	05/15/22	6.000	9,287,550
3,200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(10)	(BB, Ba3)	05/15/26	5.500	3,152,352
3,900	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(10)	(BB-, Ba3)	02/15/25	6.875	3,900,000
2,500	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(10)	(BB-, Ba2)	02/01/28	5.375	2,361,775
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(10)	(BB-, Ba2)	10/15/25	6.625	1,035,000
1,008	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(10)	(B-, B2)	10/15/25	10.875	1,171,800
7,250	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/18 @ 105.16)(10)	(B, B3)	08/15/23	6.875	7,666,875
7,800	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(10)	(BB-, Ba3)	03/01/28	5.500	7,156,500
2,730	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(10)	(BB-, B1)	01/15/27	5.500	2,607,150
					47,971,283
Chemicals (0.2%)
3,750	Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 06/01/19 @ 102.00)(10),(11)	(CCC+, Caa1)	06/01/23	18.250	3,773,437
2,500	Kronos International, Inc., Reg S, Senior Secured Notes (Callable 09/15/20 @ 102.81)(3),(12)	(B+, B2)	09/15/25	3.750	2,888,065
1,750	Nufarm Americas Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(10)	(BB-, B1)	04/30/26	5.750	1,682,188
					8,343,690
Consumer/Commercial/Lease Financing (0.2%)
6,630	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/02/18 @ 101.81)(10)	(CCC+, Caa2)	08/01/22	7.250	6,750,202

Electronics (0.2%)
6,000	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(10)	(BB-, Ba3)	02/10/26	4.625	5,715,000
4,750	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(10)	(BB+, Ba3)	10/01/25	5.000	4,773,750
					10,488,750
Food - Wholesale (0.1%)
5,950	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(10)	(BB, B2)	06/15/24	5.875	5,950,000

Gas Distribution (0.1%)
2,250	Energy Transfer Equity LP, Senior Secured Notes	(BB-, Ba2)	10/15/20	7.500	2,407,500

Health Services (0.4%)
14,906	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(10)	(B+, Ba2)	10/01/24	5.125	14,607,880

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Insurance Brokerage (0.2%)
$5,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(10)	(CCC+, Caa2)	11/15/25	7.000	$4,537,500
2,000	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 103.50)(10)	(CCC+, Caa2)	05/01/26	7.000	2,012,500
					6,550,000
Investments & Misc. Financial Services (0.1%)
2,000	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 08/30/18 @ 102.94)(4),(10)	(B+, B1)	08/01/20	8.375	2,687,777
2,500	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(10)	(B-, B3)	05/01/26	8.000	2,450,000
					5,137,777
Media - Diversified (0.1%)
2,000	National CineMedia LLC, Global Senior Secured Notes (Callable 08/31/18 @ 102.00)	(B+, Ba3)	04/15/22	6.000	2,040,000
1,000	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	932,500
					2,972,500
Media Content (0.2%)
3,500	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(10)	(B, B3)	06/15/24	7.625	3,775,625
2,500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 08/01/19 @ 102.50)(10)	(B+, Ba3)	08/01/23	5.000	2,471,875
4,000	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(10)	(B+, Ba3)	11/01/24	4.875	3,930,000
					10,177,500
Metals & Mining - Excluding Steel (0.6%)
4,750	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(10)	(BB-, Ba3)	01/15/24	4.875	4,655,000
8,000	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/15/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	8,200,000
2,100	Noranda Aluminum Acquisition Corp., Global Senior Unsecured Notes (Callable 09/10/18 @ 100.00) (2), (8),(9)	(NR, NR)	06/01/19	11.000	—
10,820	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(10)	(B, B3)	06/15/22	8.750	11,009,350
					23,864,350
Oil Field Equipment & Services (0.3%)
5,600	FTS International, Inc., Global Senior Secured Notes (Callable 08/31/18 @ 103.13)	(B, B3)	05/01/22	6.250	5,591,376
5,250	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 08/31/18 @ 103.06)	(CCC, Caa3)	03/15/22	6.125	4,882,500
3,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(10)	(B-, B2)	02/15/25	8.250	3,071,250
					13,545,126
Oil Refining & Marketing (0.2%)
7,522	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 08/31/18 @ 103.25)	(BB-, B1)	11/01/22	6.500	7,728,855

Packaging (0.8%)
1,600	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(10)	(B, B3)	02/15/25	6.000	1,566,000
17,000	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(10)	(BB, Ba3)	05/15/23	4.625	16,830,000
1,900	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(10)	(CCC+, Caa1)	01/15/25	6.875	1,857,250
2,200	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes(10)	(BB-, B1)	08/15/23	5.875	2,241,250
10,275	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(10)	(BB-, Ba3)	10/15/25	4.875	9,857,578
					32,352,078

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Personal & Household Products (0.1%)
$3,296	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(10)	(BB-, B1)	12/31/25	6.750	$3,201,240

Pharmaceuticals (0.5%)
1,170	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/18 @ 102.94)(10)	(B-, Caa1)	05/15/23	5.875	1,128,173
5,000	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 03/15/19 @ 103.25)(10)	(BB-, Ba3)	03/15/22	6.500	5,232,250
3,000	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 11/01/20 @ 102.75)(10)	(BB-, Ba3)	11/01/25	5.500	3,016,650
11,657	Owens & Minor, Inc., Global Company Guaranteed Notes (Callable 09/15/24 @ 100.00)	(BB, B1)	12/15/24	4.375	10,141,590
1,000	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(10)	(B-, Caa1)	04/01/26	9.250	1,066,250
					20,584,913
Real Estate Investment Trusts (0.4%)
3,850	iStar, Inc., Senior Unsecured Notes (Callable 06/15/20 @ 100.00)	(BB-, B1)	09/15/20	4.625	3,825,938
4,938	iStar, Inc., Senior Unsecured Notes (Callable 08/31/18 @ 100.00)	(BB-, B1)	07/01/19	5.000	4,948,493
1,000	iStar, Inc., Senior Unsecured Notes (Callable 08/31/18 @ 103.25)	(BB-, B1)	07/01/21	6.500	1,022,500
5,000	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, B1)	09/15/22	5.250	4,887,500
					14,684,431
Recreation & Travel (0.4%)
4,000	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(10)	(BB-, B2)	04/15/27	5.500	3,925,000
11,228	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(10)	(BB-, B2)	07/31/24	4.875	10,989,405
					14,914,405
Software - Services (0.5%)
10,845	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	10,668,769
2,295	Epicor Software Corp., Rule 144A, Secured Notes, LIBOR 3M + 8.250%(1),(10)	(CCC, NR)	06/30/23	10.590	2,328,048
5,500	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(10)	(B, B1)	01/15/24	5.750	5,645,475
					18,642,292
Specialty Retail (0.2%)
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, B1)	05/15/26	5.500	975,000
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, B1)	12/01/24	5.375	982,500
7,000	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 08/31/18 @ 102.88)	(B+, B1)	10/01/22	5.750	7,151,515
					9,109,015
Support - Services (0.5%)
6,325	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(10)	(B, B3)	12/15/21	9.500	6,704,500
5,000	IHS Markit Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 100.00)(10)	(BBB-, Ba1)	11/01/22	5.000	5,158,550
4,285	Sotheby’s, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(10)	(BB-, Ba3)	12/15/25	4.875	4,122,671
3,000	URS Fox U.S. LP, Global Company Guaranteed Notes (Callable 01/01/22 @ 100.00)	(B+, Wr)	04/01/22	5.000	3,045,000
					19,030,721
Tech Hardware & Equipment (0.1%)
3,000	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(10)	(BB-, Ba3)	03/15/27	5.000	2,891,250

Telecom - Wireless (0.3%)
8,125	Sprint Spectrum Co. II LLC, Rule 144A, Senior Secured Notes(10)	(NR, Baa2)	09/20/21	3.360	8,104,688
2,000	Sprint Spectrum Co. II LLC, Rule 144A, Senior Secured Notes(10)	(NR, Baa2)	03/20/28	5.152	1,990,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Telecom - Wireless
$2,000	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 04/15/19 @ 104.50)	(BB+, Ba2)	04/15/24	6.000	$2,071,250
					12,165,938
Telecom - Wireline Integrated & Services (0.2%)
7,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(10)	(CCC+, Caa1)	12/31/24	7.875	6,965,000

Theaters & Entertainment (0.1%)
775	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(13)	(B+, B3)	05/15/27	6.125	755,625
3,800	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)(13)	(B+, B3)	11/15/26	5.875	3,714,500
1,000	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 08/31/18 @ 104.50)(10)	(BB, Ba2)	06/15/23	6.000	1,020,000
					5,490,125
TOTAL CORPORATE BONDS (Cost $375,258,007)					374,779,484

ASSET BACKED SECURITIES (4.4%)
Collateralized Debt Obligations (4.4%)
3,500	ALM V Ltd., 2012-5A, Rule 144A, LIBOR 3M + 5.250%(1),(10)	(NR, Ba3)	10/18/27	7.583	3,511,200
5,000	Ares XXXVIII CLO Ltd., 2015-38A, Rule 144A, LIBOR 3M + 5.050%(1),(10)	(NR, Ba3)	04/20/30	7.398	4,872,080
2,000	Atlas Senior Loan Fund III Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.000%(1),(10)	(BB-, NR)	11/17/27	8.321	2,004,958
5,000	Atlas Senior Loan Fund V Ltd., Rule 144A, LIBOR 3M + 2.600%(1),(10)	(A, NR)	07/16/29	4.939	5,028,687
2,150	Barings CLO Ltd., 2018-3A, Rule 144A, LIBOR 3M + 2.900%(1),(10)	(BBB-, NR)	07/20/29	4.970	2,144,533
3,750	Battalion CLO VII Ltd., 2014-7A, Rule 144A, LIBOR 3M + 1.040%(1),(10)	(NR, Aaa)	07/17/28	3.376	3,753,724
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	04/20/31	7.748	2,088,834
2,900	Bowman Park CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	11/23/25	7.730	2,900,326
3,876	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	3.870	3,863,745
2,716	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	4.180	2,697,024
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	07/27/31	7.488	745,728
1,850	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(10)	(NR, B1)	04/27/27	8.487	1,827,251
2,000	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(5),(6),(10),(14)	(NR, NR)	07/20/31	0.000	1,855,312
1,750	CIFC Funding 2014-III Ltd., 2014-3A, Rule 144A, LIBOR 3M + 1.900%(1),(10)	(NR, A1)	07/22/26	4.247	1,751,780
3,000	CIFC Funding Ltd., 2013-3RA, Rule 144A, LIBOR 3M + 5.900%(1),(10)	(NR, Ba3)	04/24/31	8.250	2,993,358
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(10)	(BB-, NR)	01/18/31	8.183	2,612,151
5,000	Crown Point CLO Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(10)	(NR, Baa3)	04/20/31	5.098	4,964,055
2,000	Dryden 33 Senior Loan Fund, 2014-33A, Rule 144A, LIBOR 3M + 4.350%(1),(10)	(BBB, NR)	10/15/28	6.689	2,013,434
3,500	Dryden 55 CLO Ltd., 2018-55A, Rule 144A, LIBOR 3M + 2.850%(1),(10)	(BBB-, NR)	04/15/31	4.891	3,486,815
1,000	Elevation CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 3.200%(1),(10)	(NR, Baa3)	10/15/29	5.539	1,003,775
1,975	FOCUS Brands Funding LLC, 2017-1A, Rule 144A(10)	(BBB, NR)	04/30/47	3.857	1,993,496
8,147	FOCUS Brands Funding LLC, 2017-1A, Rule 144A(10)	(BBB, NR)	04/30/47	5.093	8,333,081
5,000	Galaxy CLO XVIII Ltd., 2018 28A, Rule 144A, LIBOR 3M + 3.000%(1),(10),(14)	(BBB-, NR)	07/15/31	5.340	5,011,218
3,250	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(NR, Ba3)	01/18/31	7.733	3,233,396
1,250	Greywolf CLO III Ltd., 2014-1A, Rule 144A, LIBOR 3M + 2.050%(1),(10)	(A, NR)	04/22/26	4.397	1,251,785
3,000	Greywolf CLO III Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.100%(1),(10)	(BB, NR)	04/22/26	7.447	3,003,971
4,750	Greywolf CLO IV Ltd., 2014-2A, Rule 144A, LIBOR 3M + 2.350%(1),(10)	(A, NR)	01/17/27	4.686	4,755,003
2,450	Greywolf CLO IV Ltd., 2014-2A, Rule 144A, LIBOR 3M + 5.600%(1),(10)	(BB, NR)	01/17/27	7.936	2,452,984
6,000	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 2.000%(1),(10)	(A, NR)	01/27/31	4.335	5,964,162
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(10)	(BBB-, NR)	01/27/31	5.335	3,956,964
3,350	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(10)	(BB-, NR)	01/27/31	8.185	3,333,401

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$2,250	Greywolf CLO VI Ltd., 2018-1A, Rule 144A, LIBOR 3M + 5.750%(1),(10)	(BB-, NR)	04/26/31	8.259	$2,208,303
3,000	Highbridge Loan Management 12-2018 Ltd., 12A-18, Rule 144A, LIBOR 3M + 1.850%(1),(10)	(A, NR)	07/18/31	4.222	2,985,693
4,500	Highbridge Loan Management Ltd., 7A-2015, Rule 144A, LIBOR 3M + 1.700%(1),(10)	(A, NR)	03/15/27	4.043	4,476,532
2,500	KKR CLO Ltd., 2014-14D, Rule 144A, LIBOR 3M + 7.000%(1),(10)	(NR, Ba3)	07/15/28	9.339	2,511,522
2,500	KKR CLO Ltd., 20E, Rule 144A, LIBOR 3M + 5.500%(1),(10)	(NR, Ba3)	10/16/30	7.839	2,462,540
6,000	KKR CLO Ltd.,13ER, Rule 144A, LIBOR 3M + 4.950%(1),(10)	(NR, Ba3)	01/16/28	7.289	5,873,694
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(10)	(NR, Ba3)	04/15/29	8.419	3,271,343
1,500	Magnetite XII Ltd., 2015-12A, Rule 144A, LIBOR 3M + 6.500%(1),(10)	(NR, B3)	04/15/27	8.839	1,492,584
1,500	Ocean Trails CLO V, 2014-5A, Rule 144A, LIBOR 3M + 3.600%(1),(10)	(BBB, NR)	10/13/26	5.937	1,501,270
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(10)	(BBB-, NR)	07/15/30	5.189	2,255,116
3,750	Rockford Tower CLO Ltd., 2017-1A, Rule 144A, LIBOR 3M + 2.550%(1),(10)	(NR, A2)	04/15/29	4.889	3,761,721
3,500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(10)	(NR, Baa3)	07/17/28	5.306	3,477,596
2,500	Silver Creek CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 2.300%(1),(10)	(NR, A2)	07/20/30	4.648	2,510,762
4,750	Venture 31 CLO Ltd., 2018-31A, Rule 144A, LIBOR 3M + 2.820%(1),(10)	(NR, Baa3)	04/20/31	5.132	4,732,016
3,000	Venture CLO Ltd., 2017-28AA, Rule 144A, LIBOR 3M + 2.400%(1),(10)	(NR, A2)	10/20/29	4.748	3,006,185
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(10)	(NR, Baa2)	09/10/29	5.627	3,013,623
6,000	Venture XVII CLO Ltd., 2014-17A, Rule 144A, LIBOR 3M + 2.820%(1),(10)	(NR, Baa3)	04/15/27	5.159	5,945,940
4,500	Venture XX CLO Ltd., 2015-20A, Rule 144A, LIBOR 3M + 1.900%(1),(10)	(A, NR)	04/15/27	4.239	4,446,157
2,000	Vibrant CLO IV Ltd., 2016-4A, Rule 144A, LIBOR 3M + 6.750%(1),(10)	(NR, Ba3)	07/20/28	9.098	2,016,415
2,150	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(10)	(NR, Ba3)	01/20/29	9.348	2,213,552
4,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 2.600%(1),(10)	(NR, A2)	06/20/29	4.925	4,513,560
2,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 3.900%(1),(10)	(NR, Baa3)	06/20/29	6.225	2,516,692
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(10)	(BBB-, NR)	07/14/31	5.689	2,978,058
3,000	Voya CLO Ltd., 2017-1A, Rule 144A(1),(5),(10),(14)	(NR, NR)	04/17/30	0.000	2,279,088
1,493	Wendys Funding LLC, 2018-1A, Rule 144A(10)	(BBB, NR)	03/15/48	3.573	1,449,493
2,488	Wendys Funding LLC, 2018-1A, Rule 144A(10)	(BBB, NR)	03/15/48	3.884	2,423,942
TOTAL ASSET BACKED SECURITIES (Cost $180,031,831)					179,731,628

Number of Shares
COMMON STOCKS (0.2%)
Auto Parts & Equipment (0.1%)
134,659	UCI International, Inc.(2),(5),(8),(15)				2,491,192

Building & Construction (0.0%)
6	White Forest Resources, Inc.(2),(5),(8),(15)				28

Chemicals (0.0%)
9,785	Huntsman Corp.(5)				328,091

Energy - Exploration & Production (0.1%)
167,308	Ocean Rig UDW, Inc.(15)				4,691,316

Health Services (0.0%)
268,452	Valitas Health Services, Inc.(2),(8)				134,226

Printing & Publishing (0.0%)
708	F & W Media, Inc.(2),(5),(8)				71

Support - Services (0.0%)
779	Sprint Industrial Holdings LLC, Class G(2),(8),(15)				8
71	Sprint Industrial Holdings LLC, Class H(2),(8),(15)				1
172	Sprint Industrial Holdings LLC, Class I(2),(8),(15)				1
					10
Theaters & Entertainment (0.0%)
40	NEG Holdings LLC, Litigation Trust Units(2),(5),(8),(15)				40

Number of Shares				Value
COMMON STOCKS (continued)
TOTAL COMMON STOCKS (Cost $7,004,006)				$7,644,974

SHORT-TERM INVESTMENTS (8.9%)
4,624,452	State Street Navigator Securities Lending Government Money Market Portfolio 1.95%,(16)			4,624,452

Par (000)		Maturity	Rate%
$353,313	State Street Bank and Trust Co. Euro Time Deposit	08/01/18	0.350	353,313,314
TOTAL SHORT-TERM INVESTMENTS (Cost $357,937,766)				357,937,766

TOTAL INVESTMENTS AT VALUE (102.0%) (Cost $4,120,439,133)				4,117,191,191

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.0%)				(81,058,669)

NET ASSETS (100.0%)				$4,036,132,522

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2018.
(2)	Security is valued using significant unobservable inputs.
(3)	This security is denominated in Euro.
(4)	This security is denominated in British Pound.
(5)	Illiquid security (unaudited).
(6)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of July 31, 2018.

(7)	Unfunded loan commitment (See note 2-I).
(8)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(9)	Bond is currently in default.
(10)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2018, these securities amounted to a value of $464,152,266 or 11.5% of net assets.

(11)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(12)

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(13)	Security or portion thereof is out on loan.
(14)	Zero-coupon security.
(15)	Non-income producing security.
(16)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2018.

INVESTMENT ABBREVIATIONS

1M = 1 Month

1W = 1 Week

2M = 2 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	1,850,000	USD	2,238,474	10/12/18	Morgan Stanley	$2,238,474	$2,176,096	$(62,378)
GBP	1,450,000	USD	1,944,904	10/12/18	Morgan Stanley	1,944,904	1,907,784	(37,120)
USD	189,993,707	EUR	157,899,625	10/12/18	Morgan Stanley	(189,993,707)	(185,732,323)	4,261,384
USD	83,424,940	GBP	62,340,000	10/12/18	Morgan Stanley	(83,424,940)	(82,021,567)	1,403,373
								$5,565,259

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$2,966,404,506	$230,692,833	$3,197,097,339
Corporate Bonds	—	374,779,484	—	374,779,484
Asset Backed Securities	—	179,731,628	—	179,731,628
Common Stocks	5,019,407	—	2,625,567	7,644,974
Short-Term Investments	—	357,937,766	—	357,937,766
	$5,019,407	$3,878,853,384	$233,318,400	$4,117,191,191
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$5,664,757	$—	$5,664,757

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$99,498	$—	$99,498

*                        Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2018 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Bank Loans	Corporate Bonds	Asset Backed Securities	Common Stocks	Total
Balance as of October 31, 2017	$224,726,885	$3,007,500	$7,363,213	$2,658,845	$237,756,443
Accrued discounts (premiums)	610,267	(1,067)	9,898	—	619,098
Purchases	104,882,327	—	2,035,600	—	106,917,927
Sales	(118,328,394)	(716,420)	(2,562,500)	—	(121,607,314)
Realized gain (loss)	634,058	8,963	47,861	—	690,882
Change in unrealized appreciation (depreciation)	(2,985,830)	29,072	(8,722)	(33,278)	(2,998,758)
Transfers into Level 3	62,658,249				62,658,249
Transfers out of Level 3	(41,504,729)	(2,328,048)	(6,885,350)		(50,718,127)
Balance as of July 31, 2018	$230,692,833	$—	$—	2,625,567	$233,318,400

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2018	$(1,561,282)	$—	$—	$(33,278)	$(1,594,560)

Quantitative Disclosure About Significant Unobservable Inputs

				Range
	Fair Value	Valuation	Unobservable	(Weighted Average
Asset Class	At 7/31/2018	Technique	Input	per share)

Bank Loans	$230,395,588	Vendor Pricing	Single Broker Quote	$0.40 - $1.24 ($1.00)
	$297,245	Market Approach	Comparable Bond Price	N/A
Corporate Bonds	$0	Market Approach/Income Approach	Expected Remaining Distribution	N/A
Common Stocks	$2,625,488	Vendor pricing	Single Broker Quote	$0.10 - $18.50 ($6.47)
	$68	Market Approach	Discount for Illiquidity and EBITDA Multiples	$1.00 - $4.71 ($1.49)
	$11	Market Approach/Income Approach	Comparable Bond Price, Discounted Cash Flows	N/A

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2018, there were no transfers between Level 1 and Level 2, but there was $62,658,249 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $50,718,127 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

July 31, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (47.4%)
Air Transportation (0.1%)
$300	United Continental Holdings, Inc., Company Guaranteed Notes	(BB, Ba3)	02/01/24	5.000	$294,750

Auto Parts & Equipment (0.8%)
1,350	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B+, B1)	11/15/26	5.625	1,329,750
650	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes(1)	(BB, B1)	10/01/25	5.000	614,582
					1,944,332
Brokerage (0.6%)
1,500	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(B+, B2)	09/15/25	5.750	1,458,750

Building & Construction (0.4%)
200	Mason Finance Sub, Inc., Rule 144A, Secured Notes (Callable 08/15/20 @ 103.44)(1)	(B, B2e)	08/15/23	6.875	200,000
750	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB-, B1)	05/01/26	5.625	736,875
					936,875
Building Materials (5.2%)
900	American Builders & Contractors Supply Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.94)(1)	(B+, B3)	05/15/26	5.875	901,125
350	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	360,500
1,500	American Woodmark Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 102.44)(1)	(BB, Ba3)	03/15/26	4.875	1,432,500
1,000	Beacon Roofing Supply, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/20 @ 102.44)(1)	(B+, B3)	11/01/25	4.875	936,550
414	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 10/01/19 @ 104.13)(1)	(BB-, B2)	10/01/24	5.500	406,755
750	FBM Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/16/18 @ 104.13)(1)	(B+, B3)	08/15/21	8.250	783,750
1,000	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	955,000
250	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.31)(1)	(BB-, B1)	12/15/25	4.625	238,125
500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B1)	12/15/27	4.875	466,875
2,050	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 08/16/18 @ 104.50)(1)	(B-, Caa1)	08/15/20	12.000	2,152,500
1,810	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 08/31/18 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	1,886,925
800	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/22 @ 102.50)(1)	(BBB-, Ba2)	02/15/27	5.000	752,000
1,000	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 102.56)(1)	(BB, B3)	06/01/25	5.125	951,250
150	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B3)	06/01/24	6.375	150,187
500	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba1)	06/01/27	4.875	510,000
					12,884,042
Cable & Satellite TV (3.5%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B+, B1)	05/15/26	7.500	780,880
475	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B1)	05/01/26	7.375	471,438
900	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(1)	(BB, Ba3)	05/15/26	5.500	886,599
200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 08/13/18 @ 104.03)(1)	(BB, Ba3)	07/15/23	5.375	202,250
500	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(BB-, Ba3)	02/15/25	6.875	500,000
500	Cable One, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/18 @ 102.88)(1)	(BB, B2)	06/15/22	5.750	508,750
550	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB-, Ba2)	02/01/28	5.375	519,590

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Cable & Satellite TV
$300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB-, Ba2)	10/15/25	6.625	$310,500
251	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B-, B2)	10/15/25	10.875	291,788
1,425	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/18 @ 105.16)(1)	(B, B3)	08/15/23	6.875	1,506,937
500	Radiate Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(CCC+, NR)	02/15/23	6.875	486,250
1,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,284,500
461	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	440,255
500	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(BB-, B1)	01/15/27	5.500	477,500
					8,667,237
Chemicals (3.2%)
1,000	Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 06/01/19 @ 102.00)(1),(2)	(CCC+, Caa1)	06/01/23	18.250	1,006,250
525	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1)	(CCC+, Caa1)	02/01/25	6.250	515,812
900	HB Fuller Co., Global Senior Unsecured Notes (Callable 11/15/26 @ 100.00)	(BB, B2)	02/15/27	4.000	807,750
1,500	Ingevity Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,410,000
1,000	Nufarm Americas Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(1)	(BB-, B1)	04/30/26	5.750	961,250
250	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(BB-, B2)	11/15/22	6.750	263,438
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(3),(4),(5),(6)	(NR, NR)	05/01/19	9.000	1,882
1,000	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(1)	(BB-, B2)	09/01/25	5.375	990,000
750	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1)	(B-, B3)	04/15/26	6.500	746,250
1,070	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.31)(1)	(BB-, B2)	07/15/25	5.750	995,100
300	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB+, Ba3)	09/30/24	5.500	306,375
					8,004,107
Consumer/Commercial/Lease Financing (0.4%)
1,050	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/02/18 @ 101.81)(1)	(CCC+, Caa2)	08/01/22	7.250	1,069,037

Diversified Capital Goods (0.2%)
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	353,938

Electronics (0.9%)
1,250	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB-, Ba3)	02/10/26	4.625	1,190,625
1,000	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba3)	10/01/25	5.000	1,005,000
					2,195,625
Energy - Exploration & Production (0.3%)
800	Jagged Peak Energy LLC, Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.94)(1)	(B, B3)	05/01/26	5.875	788,000

Food - Wholesale (1.3%)
900	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(1)	(B+, B3)	05/01/25	6.875	866,250
225	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.44)(1)	(BB, Ba3)	11/01/26	4.875	221,906
2,000	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(1)	(BB, B2)	06/15/24	5.875	2,000,000
					3,088,156

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Gaming (0.8%)
$1,250	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B2)	01/15/28	4.750	$1,178,125
400	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	425,000
450	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	471,375
					2,074,500
Gas Distribution (1.0%)
500	CNX Midstream Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/21 @ 104.88)(1)	(BB-, B3)	03/15/26	6.500	491,250
500	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(BB-, B1)	05/15/26	6.250	471,250
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/01/20 @ 104.88)	(BB-, B1)	10/01/25	6.500	729,375
650	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.50)(1)	(BB, B2)	08/01/24	6.000	668,713
					2,360,588
Health Facilities (0.2%)
250	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/19 @ 102.75)	(BBB-, Ba1)	05/01/24	5.500	253,125
250	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	240,336
					493,461
Health Services (1.1%)
500	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(1)	(B+, Ba2)	10/01/24	5.125	490,000
900	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB, Ba3)	06/01/25	5.250	877,500
1,300	Sotera Health Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 08/31/18 @ 104.88)(1)	(CCC+, Caa1)	05/15/23	6.500	1,322,750
					2,690,250
Hotels (0.5%)
1,350	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, B1)	05/01/25	5.250	1,313,010

Insurance Brokerage (1.6%)
1,700	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	1,542,750
400	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 08/13/18 @ 104.13)(1)	(CCC+, Caa2)	08/01/23	8.250	416,000
1,300	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 103.50)(1)	(CCC+, Caa2)	05/01/26	7.000	1,308,125
675	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	659,812
					3,926,687
Investments & Misc. Financial Services (1.3%)
2,000	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B-, B3)	05/01/26	8.000	1,960,000
1,250	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 06/15/19 @ 103.38)(1)	(B-, B1)	06/15/22	6.750	1,289,062
					3,249,062
Machinery (0.2%)
500	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(1)	(BB, B2)	02/01/25	5.625	496,875

Media - Diversified (0.4%)
650	National CineMedia LLC, Global Senior Secured Notes (Callable 08/31/18 @ 102.00)	(B+, Ba3)	04/15/22	6.000	663,000
250	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	233,125
					896,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Media Content (1.0%)
$750	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	$809,062
925	The EW Scripps Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/20 @ 103.84)(1)	(BB-, B1)	05/15/25	5.125	872,682
750	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(1)	(B+, Ba3)	11/01/24	4.875	736,875
					2,418,619
Medical Products (0.5%)
1,250	Sotera Health Topco, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 08/31/18 @ 102.00)(1),(2)	(CCC+, Caa2)	11/01/21	17.000	1,266,938

Metals & Mining - Excluding Steel (1.5%)
1,300	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(BB-, Ba3)	01/15/24	4.875	1,274,000
1,000	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 103.25)(1)	(B, NR)	03/01/24	6.500	977,500
2,975	Noranda Aluminum Acquisition Corp., Global Senior Unsecured Notes (Callable 09/10/18 @ 100.00)(3),(4),(6)	(NR, NR)	06/01/19	11.000	—
1,500	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(1)	(B, B3)	06/15/22	8.750	1,526,250
					3,777,750
Oil Field Equipment & Services (1.8%)
500	FTS International, Inc., Global Senior Secured Notes (Callable 08/31/18 @ 103.13)	(B, B3)	05/01/22	6.250	499,230
400	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1)	(B-, B3)	04/01/22	9.875	414,000
397	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 08/30/18 @ 100.00)(2)	(NR, NR)	02/04/20	8.400	142,958
800	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 08/31/18 @ 103.06)	(CCC, Caa3)	03/15/22	6.125	744,000
2,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(B-, B2)	02/15/25	8.250	2,047,500
109	Sidewinder Drilling, Inc., Secured Notes (Callable 08/15/18 @ 100.00)(4),(5),(6)	(NR, NR)	02/15/20	12.000	90,606
325	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)	(B, Caa2)	10/15/22	5.800	321,344
225	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.97)(1)	(BB-, B3)	02/15/25	6.625	218,812
					4,478,450
Oil Refining & Marketing (0.2%)
400	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 08/31/18 @ 103.25)	(BB-, B1)	11/01/22	6.500	411,000

Packaging (2.9%)
1,300	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B, B3)	02/15/25	6.000	1,272,375
750	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(1)	(BB, Ba3)	05/15/23	4.625	742,500
400	Ball Corp., Global Company Guaranteed Notes (Callable 12/15/25 @ 100.00)	(BB+, Ba1)	03/15/26	4.875	399,500
975	Crown Americas Capital Corp., VI, Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 103.56)(1)	(B+, Ba3)	02/01/26	4.750	918,937
1,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa1)	01/15/25	6.875	1,466,250
475	Silgan Holdings, Inc., Global Senior Unsecured Notes (Callable 03/15/20 @ 102.38)	(BB-, Ba3)	03/15/25	4.750	456,000
2,010	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	1,928,344
					7,183,906
Personal & Household Products (0.9%)
750	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(CC, Caa3)	03/15/25	8.875	348,750
930	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(BB-, B1)	12/31/25	6.750	903,263

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Personal & Household Products
$960	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/19 @ 104.78)(1)	(B-, Caa1)	03/01/24	6.375	$963,600
					2,215,613
Pharmaceuticals (1.3%)
425	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/18 @ 102.94)(1)	(B-, Caa1)	05/15/23	5.875	409,806
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B-, Caa1)	12/15/25	9.000	531,475
750	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 11/01/20 @ 102.75)(1)	(BB-, Ba3)	11/01/25	5.500	754,163
200	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.00)(1)	(CCC+, B3)	02/01/25	6.000	161,500
1,600	Owens & Minor, Inc., Global Company Guaranteed Notes (Callable 09/15/24 @ 100.00)	(BB, B1)	12/15/24	4.375	1,392,000
					3,248,944
Real Estate Investment Trusts (0.9%)
1,250	iStar, Inc., Senior Unsecured Notes (Callable 04/01/19 @ 103.00)	(BB-, B1)	04/01/22	6.000	1,256,250
250	iStar, Inc., Senior Unsecured Notes (Callable 06/15/20 @ 100.00)	(BB-, B1)	09/15/20	4.625	248,437
250	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, B1)	09/15/22	5.250	244,375
500	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	507,500
					2,256,562
Recreation & Travel (1.3%)
1,025	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B2)	05/01/25	7.250	1,076,250
750	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(BB-, B1)	04/15/27	5.375	736,875
600	Merlin Entertainments PLC, Rule 144A, Senior Unsecured Notes (Callable 03/17/26 @ 100.00)(1)	(BB, Ba2)	06/15/26	5.750	613,500
750	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	734,062
					3,160,687
Restaurants (0.9%)
1,070	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, B3)	10/15/24	6.750	1,070,000
1,100	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B-, B3)	10/15/25	5.000	1,060,125
					2,130,125
Software - Services (1.6%)
1,125	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	1,106,719
383	Epicor Software Corp., Rule 144A, Secured Notes, LIBOR 3M + 8.250%(1),(7)	(CCC, NR)	06/30/23	10.590	388,515
750	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(1)	(B, B1)	01/15/24	5.750	769,837
550	Infor Software Parent, Inc., 7.125% Cash, 7.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 08/31/18 @ 101.78)(1),(2)	(CCC, Caa2)	05/01/21	15.000	557,563
500	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/19 @ 107.88)(1)	(CCC+, Caa1)	03/01/24	10.500	555,379
655	WEX, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/18 @ 102.38)(1)	(BB-, Ba3)	02/01/23	4.750	660,322
					4,038,335
Specialty Retail (0.6%)
800	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	766,000
200	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 08/31/18 @ 102.88)	(B+, B1)	10/01/22	5.750	204,329
600	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(B, B1)	05/01/25	7.500	598,500
					1,568,829

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Steel Producers/Products (0.4%)
$750	Commercial Metals Co., Senior Unsecured Notes (Callable 07/15/22 @ 102.69)	(BB+, Ba2)	07/15/27	5.375	$699,375
300	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, B3)	06/15/23	9.875	328,500
					1,027,875
Support - Services (2.8%)
548	AECOM, Global Company Guaranteed Notes (Callable 12/15/26 @ 100.00)	(BB-, Ba3)	03/15/27	5.125	532,930
650	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/01/21 @ 103.94)(1)	(BBB-, Ba2)	08/01/26	5.250	657,313
600	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(1)	(B, B3)	12/15/21	9.500	636,000
500	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	449,225
775	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	783,832
1,041	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B, B3)	06/01/25	5.125	1,012,373
1,000	Sotheby’s, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(1)	(BB-, Ba3)	12/15/25	4.875	962,117
850	United Rentals North America, Inc., Company Guaranteed Notes (Callable 10/15/20 @ 102.31)	(BB, Ba3)	10/15/25	4.625	822,375
1,125	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(B+, Caa1)	05/01/25	7.875	1,099,687
					6,955,852
Tech Hardware & Equipment (0.7%)
1,000	CDW Finance Corp., Company Guaranteed Notes (Callable 06/01/24 @ 100.00)	(BB-, Ba3)	12/01/24	5.500	1,042,200
750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(BB-, Ba3)	03/15/27	5.000	722,813
					1,765,013
Telecom - Wireless (1.0%)
1,000	Sprint Spectrum Co. II LLC, Rule 144A, Senior Secured Notes(1)	(NR, Baa2)	03/20/28	5.152	995,000
250	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/21 @ 102.25)	(BB+, Ba2)	02/01/26	4.500	235,312
1,300	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/23 @ 102.38)	(BB+, Ba2)	02/01/28	4.750	1,206,985
					2,437,297
Telecom - Wireline Integrated & Services (1.2%)
200	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BB+, B1)	05/15/27	5.375	202,000
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(CCC+, Caa1)	12/31/24	7.875	1,119,375
350	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	333,375
23	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 08/31/18 @ 100.00)	(CCC+, Caa2)	01/15/19	9.125	22,784
1,250	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/22 @ 102.88)(1)	(B, B3)	01/15/27	5.750	1,240,625
					2,918,159
Theaters & Entertainment (1.5%)
750	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)	(B+, B3)	05/15/27	6.125	731,250
750	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 08/31/18 @ 104.50)(1)	(BB, Ba2)	06/15/23	6.000	765,000
1,679	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 08/31/18 @ 102.44)	(BB, B2)	06/01/23	4.875	1,662,714
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, B1)	11/01/24	4.875	494,375
					3,653,339
Transport Infrastructure/Services (0.4%)
1,000	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 08/31/18 @ 108.44)(1)	(B, Caa2)	08/15/22	11.250	956,250
TOTAL CORPORATE BONDS (Cost $119,244,100)					117,054,950

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (41.5%)
Aerospace & Defense (0.4%)
921	Avolon TLB Borrower 1 (US) LLC, LIBOR 1M + 2.000%(7)	(BBB-, Ba1)	01/15/25	4.086	$915,529

Auto Parts & Equipment (1.3%)
990	Dayco Products LLC, LIBOR 3M + 4.250%(6),(7)	(B, B2)	05/19/23	6.557	992,475
1,083	L&W, Inc., LIBOR 1M + 4.000%(6),(7)	(B+, B2)	05/22/25	6.081	1,084,688
990	Superior Industries International, Inc., LIBOR 1M + 4.000%(7)	(B, B1)	05/22/24	6.077	994,660
					3,071,823
Banking (0.3%)
739	NXT Capital, Inc., LIBOR 1M + 3.500%(6),(7)	(BB-, Ba3)	11/22/22	5.580	740,597

Building Materials (1.6%)
600	Airxcel, Inc., LIBOR 1M + 4.500%(7)	(B, B3)	04/25/25	6.577	600,624
579	Fastener Acquisition, Inc., LIBOR 1M + 4.250%(7)	(B+, B2)	03/28/25	6.474	581,263
461	Fastener Acquisition, Inc., LIBOR 3M + 8.750%(7)	(CCC+, Caa2)	03/30/26	11.084	449,147
759	Foundation Building Materials LLC(7)	(B+, B3)	05/10/25	3.250	759,275
500	Henry Co. LLC, LIBOR 1M + 4.000%(7)	(B, B2)	10/05/23	6.077	502,815
1,006	Priso Acquisition Corp., LIBOR 1M + 3.000%(7)	(B+, B2)	05/08/22	5.077	1,009,707
					3,902,831
Cable & Satellite TV (0.2%)
496	Altice Financing S.A., LIBOR 1M + 2.750%(7)	(B+, B1)	01/31/26	4.822	483,534

Chemicals (2.6%)
420	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(6),(7)	(B, B1)	09/13/23	5.569	422,879
317	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(6),(7)	(B, B1)	09/13/23	5.569	318,593
429	Colouroz Investment 2 LLC, LIBOR 3M + 7.250%(7)	(CCC, Caa2)	09/06/22	9.592	353,764
1,000	Minerals Technologies, Inc.(6),(8)	(BB+, Ba2)	05/09/21	4.750	998,750
886	Preferred Proppants LLC, LIBOR 3M + 7.750%(5),(7)	(CCC, Caa2)	07/27/20	10.084	829,161
500	Prince Minerals, Inc., LIBOR 3M + 3.500%(7)	(B-, B2)	03/20/25	5.834	503,022
302	Tronox Blocked Borrower LLC, LIBOR 1M + 3.000% (7)	(BB-, Ba3)	09/22/24	5.077	303,560
696	Tronox Finance LLC, LIBOR 1M + 3.000%(7)	(BB-, Ba3)	09/22/24	5.077	700,522
746	Vantage Specialty Chemicals, Inc., LIBOR 2M + 4.000%(7)	(B-, B3)	10/28/24	6.108	753,712
205	Vantage Specialty Chemicals, Inc., LIBOR 2M + 8.250%(7)	(CCC, Caa2)	10/27/25	10.592	206,775
993	Zep, Inc., LIBOR 3M + 4.000%(7)	(CCC+, B2)	08/12/24	6.334	963,966
					6,354,704
Diversified Capital Goods (2.1%)
1,027	Cortes NP Acquisition Corp., LIBOR 1M + 4.000%(7)	(B+, Ba3)	11/30/23	6.100	1,022,357
598	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.000%(7)	(BB-, B2)	12/31/21	5.080	599,178
989	Dynacast International LLC, LIBOR 3M + 3.250%(7)	(B, B1)	01/28/22	5.584	990,672
498	Element Materials Technology Group U.S. Holdings, Inc., LIBOR 1M + 3.500%(7)	(B, B1)	06/28/24	5.577	499,987
993	Hayward Industries, Inc., LIBOR 1M + 3.500%(7)	(B, B3)	08/05/24	5.577	997,959
500	Horizon Global Corp., LIBOR 1M + 6.000% (6),(7)	(CCC, B2)	06/30/21	8.072	485,000
671	Thermon Industries, Inc., LIBOR 1M + 3.750%(6),(7)	(B+, B2)	10/24/24	5.842	671,670
					5,266,823
Electronics (1.9%)
1,176	AI Ladder (Luxembourg) Subco Sarl, LIBOR 6M + 4.500%(7)	(B, B2)	07/02/25	7.020	1,177,122
496	CPI International, Inc., LIBOR 1M + 3.500%(7)	(B, B2)	07/26/24	5.577	498,734
500	CPI International, Inc., LIBOR 1M + 7.250%(6),(7)	(CCC+, Caa2)	07/26/25	9.327	503,125
876	Microchip Technology, Inc., LIBOR 1M + 2.000%(7)	(BB+, Baa3)	05/29/25	4.080	879,400
988	Oberthur Technologies S.A., LIBOR 3M + 3.750%(7)	(B-, B2)	01/10/24	6.084	987,763
313	Seattle Spinco, Inc., LIBOR 1M + 2.500%(7)	(BB-, B1)	06/21/24	4.577	312,579
436	Tempo Acquisition LLC, LIBOR 1M + 3.000%(7)	(B, B1)	05/01/24	5.077	437,352
					4,796,075
Food - Wholesale (0.2%)
496	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(7)	(B, B2)	12/13/23	5.327	495,476

Gaming (0.7%)
993	CBAC Borrower LLC, LIBOR 1M + 4.000%(7)	(B, B3)	07/05/24	6.077	998,951

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Gaming
$793	The Stars Group Holdings B.V., LIBOR 3M + 3.500% (7)	(B+, B1)	07/10/25	5.831	$801,504
					1,800,455
Gas Distribution (0.6%)
717	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(7)	(B+, B1)	10/31/24	5.842	720,684
778	Traverse Midstream Partners LLC, LIBOR 3M + 4.000% (7)	(B+, B1)	09/27/24	6.340	781,893
					1,502,577
Health Facilities (1.1%)
1,496	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500% (7)	(B, B1)	02/22/24	7.625	1,504,781
1,116	Western Dental Services, Inc., LIBOR 1M + 4.500% (6), (7)	(B-, B3)	06/23/23	6.577	1,121,841
					2,626,622
Health Services (0.8%)
1,000	Auris Luxembourg III Sarl(8)	(B+, B2)	07/20/25	3.500	1,008,125
433	Onex Carestream Finance LP, LIBOR 1M + 4.000% (7)	(B, B1)	06/07/19	6.077	433,259
377	Valitas Health Services, Inc., LIBOR 3M + 5.000% (4), (5), (6), (7)	(NR, NR)	04/14/22	5.000	150,737
130	Valitas Health Services, Inc., LIBOR 3M + 12.000% (4), (5), (6), (7)	(NR, NR)	12/31/19	14.358	123,691
156	Valitas Health Services, Inc., LIBOR 3M + 12.000% (4), (5), (6), (7)	(NR, NR)	12/31/19	14.333	148,430
					1,864,242
Insurance Brokerage (2.5%)
1,073	Acrisure LLC, LIBOR 3M + 4.250%(7)	(B, B2)	11/22/23	6.592	1,076,892
403	Alera Group Holdings, Inc.(6),(8)	(B, B3)	07/25/25	6.580	405,746
1,447	Alliant Holdings I, Inc., LIBOR 1M + 3.000%(7)	(B, B2)	05/09/25	5.078	1,448,477
682	AssuredPartners, Inc., LIBOR 1M + 3.250%(7)	(B, B2)	10/22/24	5.327	683,648
1,228	Hyperion Insurance Group Ltd., LIBOR 1M + 3.500%(7)	(B, B2)	12/20/24	5.625	1,234,810
533	Mayfield Agency Borrower, Inc., LIBOR 1M + 4.500% (7)	(B-, B2)	02/28/25	6.577	536,000
808	NFP Corp., LIBOR 1M + 3.000%(7)	(B, B2)	01/08/24	5.077	808,254
					6,193,827
Investments & Misc. Financial Services (1.7%)
750	Altisource Solutions Sarl, LIBOR 3M + 4.000%(7)	(B+, B3)	03/29/24	6.334	745,964
857	Compass Group Diversified Holdings LLC, LIBOR 1M + 2.500%(7)	(BB, Ba3)	04/17/25	4.577	860,763
618	Ditech Holding Corp., LIBOR 1M + 6.000%(7)	(CCC+, Caa2)	06/30/22	8.077	589,965
436	Focus Financial Partners LLC, LIBOR 1M + 2.750%(7)	(BB-, Ba3)	07/03/24	4.827	435,988
643	Fortress Investment Group LLC, LIBOR 1M + 2.000% (7)	(BB, Baa3)	12/27/22	4.077	645,224
1,009	Liquidnet Holdings, Inc., LIBOR 1M + 3.750%(6),(7)	(B+, Ba3)	07/15/24	5.827	1,013,160
					4,291,064
Machinery (0.8%)
495	CPM Acquisition Corp., LIBOR 1M + 8.250%(7)	(B-, Caa1)	04/10/23	10.327	505,377
727	CPM Holdings, Inc., LIBOR 1M + 3.500%(7)	(B, B1)	04/11/22	5.577	733,870
743	Penn Engineering & Manufacturing Corp., LIBOR 1M + 2.750%(7)	(B+, B1)	06/27/24	4.827	743,896
					1,983,143
Media Content (0.5%)
1,000	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(7),(9)	(CCC+, Caa2)	06/30/22	8.250	1,178,621

Medical Products (0.9%)
1,075	ABB Concise Optical Group LLC, LIBOR 1M + 5.000% (7)	(B-, B2)	06/15/23	7.079	1,088,275
995	Avantor, Inc., LIBOR 1M + 4.000%(7)	(B, B2)	11/21/24	6.077	1,004,060
224	MedPlast Holdings, Inc., LIBOR 3M + 3.750%(7)	(B, B1)	07/02/25	6.087	226,414
					2,318,749
Metals & Mining - Excluding Steel (0.5%)
1,250	GrafTech Finance, Inc., LIBOR 1M + 3.500%(7)	(B+, B1)	02/12/25	5.590	1,251,956
221	Noranda Aluminum Acquisition Corp., Prime + 3.500% (3),(7)	(NR, NR)	02/28/19	8.500	748
					1,252,704
Non - Electric Utilities (0.5%)
743	BCP Raptor LLC, LIBOR 2M + 4.250%(7)	(B, B3)	06/24/24	6.421	713,034
498	Medallion Midland Acquisition LLC, LIBOR 1M + 3.250%(7)	(B+, B2)	10/30/24	5.327	490,659
					1,203,693

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Oil Refining & Marketing (1.1%)
$500	EG Finco Ltd., LIBOR 3M + 8.000%(6),(7)	(CCC+, Caa1)	04/20/26	10.221	$497,812
1,392	EG Finco Ltd., LIBOR 3M + 4.000%(7)	(B, B2)	02/07/25	6.334	1,388,527
962	Philadelphia Energy Solutions LLC, Prime + 4.000%(3),(7)	(NR, NR)	04/04/19	9.000	904,394
					2,790,733
Packaging (0.7%)
724	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(7)	(B, B1)	12/29/23	5.337	723,620
834	Proampac PG Borrower LLC, LIBOR 1M + 3.500%(7)	(B, B3)	11/18/23	5.631	836,662
250	Proampac PG Borrower LLC, LIBOR 1M + 8.500%(7)	(CCC+, Caa2)	11/18/24	10.581	253,595
					1,813,877
Personal & Household Products (1.4%)
500	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 7.750%(6),(7)	(CCC+, Caa1)	09/29/25	9.827	500,625
742	Comfort Holding LLC, LIBOR 1M + 4.750%(7)	(CCC+, Caa1)	02/05/24	6.827	714,417
634	Comfort Holding LLC, LIBOR 1M + 10.000%(7)	(CCC-, Caa3)	02/03/25	12.077	601,769
741	Serta Simmons Bedding LLC, LIBOR 1M + 3.500%(7)	(B-, B3)	11/08/23	5.591	623,669
250	Serta Simmons Bedding LLC, LIBOR 1M + 8.000%(7)	(CCC, Caa2)	11/08/24	10.097	172,291
79	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(7)	(B, B2)	11/30/23	6.080	79,756
789	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(7)	(B, B2)	11/30/23	6.084	791,532
					3,484,059
Pharmaceuticals (1.1%)
884	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(7)	(BB-, Ba2)	04/29/24	6.375	886,231
982	Explorer Holdings, Inc., LIBOR 3M + 3.750%(7)	(B, B2)	05/02/23	6.084	990,462
763	Valeant Pharmaceuticals International, Inc., LIBOR 1M + 3.000%(7)	(BB-, Ba3)	06/01/25	5.092	765,250
					2,641,943
Real Estate Development & Management (0.2%)
440	Capital Automotive LP, LIBOR 1M + 6.000%(6),(7)	(CCC+, B3)	03/24/25	8.080	447,925

Real Estate Investment Trusts (0.2%)
495	DTZ U.S. Borrower LLC, LIBOR 3M + 3.250%(7)	(B+, B1)	11/04/21	5.489	496,071

Recreation & Travel (0.5%)
741	BC Equity Ventures LLC, LIBOR 3M + 6.500%(7)	(B, B3)	08/31/22	8.810	747,960
552	Hornblower Sub LLC, LIBOR 2M + 4.500%(6),(7)	(B+, B2)	04/28/25	6.674	553,445
					1,301,405
Restaurants (1.1%)
787	Flynn Restaurant Group LP, LIBOR 1M + 3.500%(6),(7)	(B, B2)	06/27/25	5.592	786,742
1,489	Golden Nugget, Inc., LIBOR 1M + 2.750%(7)	(B+, Ba3)	10/04/23	4.827	1,494,952
296	K-Mac Holdings Corp., LIBOR 1M + 6.750%(7)	(CCC, Caa2)	03/16/26	8.829	298,877
					2,580,571
Software - Services (4.8%)
570	Air Newco LLC, LIBOR 1M + 4.750%(7)	(B-, B3)	05/31/24	6.847	575,316
1,027	Almonde, Inc., LIBOR 3M + 3.500%(7)	(B-, B2)	06/13/24	5.807	1,013,865
249	Almonde, Inc., LIBOR 3M + 7.250%(7)	(CCC, Caa2)	06/13/25	9.557	241,247
992	Cypress Intermediate Holdings III, Inc., LIBOR 1M + 3.000%(7)	(B, B2)	04/27/24	5.080	993,101
980	Epicor Software Corp., LIBOR 1M + 3.250%(7)	(B-, B2)	06/01/22	5.330	979,399
551	Evertec Group LLC, LIBOR 1M + 2.500%(6),(7)	(B+, B2)	04/17/20	4.576	551,689
500	Eze Castle Software, Inc., LIBOR 1M + 6.500%(7)	(CCC+, Caa1)	04/05/21	8.577	501,875
1,285	Flexera Software LLC, LIBOR 1M + 7.250%(7)	(CCC+, Caa1)	02/26/26	9.330	1,290,834
744	Hyland Software, Inc., LIBOR 1M + 7.000%(7)	(CCC+, Caa1)	07/07/25	9.077	756,399
492	Infor (U.S.), Inc., LIBOR 1M + 2.750%(7)	(B, B1)	02/01/22	4.827	493,560
494	Kronos, Inc., LIBOR 3M + 3.000%(7)	(B, B2)	11/01/23	5.358	495,848
750	Kronos, Inc., LIBOR 3M + 8.250%(7)	(CCC, Caa2)	11/01/24	10.608	776,018
731	MA FinanceCo. LLC, LIBOR 1M + 2.500%(7)	(BB-, B1)	11/19/21	4.327	729,712
46	MA FinanceCo. LLC, LIBOR 1M + 2.500%(7)	(BB-, B1)	06/21/24	4.577	46,286
702	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.500%(7)	(B-, B2)	02/09/24	5.577	703,982
500	QBS Holding Co., Inc., LIBOR 1M + 4.750%(5),(6),(7)	(B, B3)	08/07/21	6.827	501,875
701	Ramundsen Holdings LLC, LIBOR 1M + 4.250%(6),(7)	(B+, B2)	02/01/24	6.327	700,717
500	TigerLuxOne Sarl, LIBOR 3M + 8.250%(6),(7)	(CCC+, Caa2)	02/16/25	10.584	501,250
					11,852,973
Specialty Retail (0.5%)
1,237	Mister Car Wash Holdings, Inc., LIBOR 3M + 3.250%(7)	(B-, B1)	08/20/21	5.703	1,243,825

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Steel Producers/Products (1.1%)
$1,293	Atkore International, Inc., LIBOR 3M + 2.750%(7)	(BB-, B2)	12/22/23	5.090	$1,296,966
1,341	Zekelman Industries, Inc., LIBOR 3M + 2.250%(7)	(BB-, B1)	06/14/21	4.582	1,342,450
					2,639,416
Support - Services (3.9%)
1,488	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(7)	(B, B3)	06/21/24	6.596	1,497,028
1,485	Change Healthcare Holdings LLC, LIBOR 1M + 2.750% (7)	(B+, Ba3)	03/01/24	4.827	1,484,469
710	Long Term Care Group, Inc., LIBOR 1M + 5.000%(6),(7)	(B, B3)	06/06/20	7.077	709,643
1,340	Pike Corp., LIBOR 1M + 3.500%(7)	(B, B2)	03/23/25	5.580	1,352,181
748	PT Intermediate Holdings III LLC, LIBOR 1M + 4.000% (7)	(B-, B3)	12/07/24	6.342	748,120
993	SAI Global Ltd., LIBOR 3M + 4.500%(6),(7)	(B, B3)	12/20/23	6.834	950,319
410	Sedgwick Claims Management Services, Inc., LIBOR 1M + 2.750%(7)	(B, B2)	03/01/21	4.827	410,222
750	Sedgwick Claims Management Services, Inc., LIBOR 3M + 5.750%(7)	(CCC+, Caa2)	02/28/22	7.879	757,969
92	SGS Cayman LP, LIBOR 3M + 5.375%(7)	(B, Caa1)	04/23/21	7.709	89,021
305	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250% (5), (7)	(CC, Caa3)	11/14/19	13.500	105,201
397	Sutherland Global Services, Inc., LIBOR 3M + 5.375% (5), (7)	(B, Caa1)	04/23/21	7.709	382,432
744	TMK Hawk Parent Corp., LIBOR 1M + 3.500%(7)	(B, B3)	08/28/24	5.580	745,505
327	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(7)	(CCC+, Caa2)	08/25/25	9.827	329,727
					9,561,837
Tech Hardware & Equipment (0.1%)
327	Western Digital Corp., LIBOR 1M + 1.750%(7)	(BBB-, Baa2)	04/29/23	3.827	327,052

Telecom - Wireless (0.7%)
1,739	Sprint Communications, Inc., LIBOR 1M + 2.500%(7)	(BB-, Ba2)	02/02/24	4.625	1,741,292

Telecom - Wireline Integrated & Services (1.4%)
1,000	Level 3 Financing, Inc., LIBOR 1M + 2.250%(7)	(BBB-, Ba1)	02/22/24	4.331	1,002,780
998	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.000%(7)	(B, B2)	11/15/24	5.077	1,003,420
515	TVC Albany, Inc., LIBOR 6M + 3.500%(7)	(B-, B2)	06/07/25	5.840	515,235
438	TVC Albany, Inc., LIBOR 6M + 7.500%(6),(7)	(CCC, Caa2)	08/15/26	9.840	438,594
500	Zayo Group LLC, LIBOR 1M + 2.250%(7)	(BB, Ba2)	01/19/24	4.327	502,535
					3,462,564
Theaters & Entertainment (0.8%)
954	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(6),(7)	(B-, B2)	07/03/26	6.580	954,225
1,000	Technicolor S.A., LIBOR 3M + 2.750%(7)	(B+, B1)	12/06/23	5.057	958,330
					1,912,555
Transport Infrastructure/Services (0.1%)
250	OSG Bulk Ships, Inc., LIBOR 3M + 4.250%(7)	(B+, B2)	08/05/19	6.770	248,906

Trucking & Delivery (0.6%)
600	International Seaways, Inc., LIBOR 1M + 6.000%(7)	(B+, B3)	06/22/22	8.080	600,934
938	Navios Maritime Partners LP, LIBOR 3M + 5.000%(7)	(BB-, B3)	09/14/20	7.330	941,016
					1,541,950
TOTAL BANK LOANS (Cost $102,709,701)					102,332,043

ASSET BACKED SECURITIES (4.9%)
Collateralized Debt Obligations (4.9%)
750	BlueMountain Fuji U.S. Clo III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200%(1),(7)	(BB-, NR)	01/15/30	7.548	738,664
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(7)	(BB-, NR)	07/27/31	7.488	745,728
500	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(7)	(NR, B1)	04/27/27	8.487	493,852
500	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(5),(8),(10)	(NR, NR)	07/20/31	0.000	463,828
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(7)	(BB-, NR)	01/18/31	8.183	746,329
500	Dryden 55 CLO Ltd., 2018-55A, Rule 144A, LIBOR 3M + 2.850%(1),(7)	(BBB-, NR)	04/15/31	4.891	498,117
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(7)	(NR, Ba3)	01/18/31	7.733	746,168
750	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(7)	(BB-, NR)	01/27/31	8.185	746,284
750	Greywolf CLO VI Ltd., 2018-1A, Rule 144A, LIBOR 3M + 5.750%(1),(7)	(BB-, NR)	04/26/31	8.259	736,101
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(5),(8),(10)	(NR, NR)	07/25/27	0.000	246,603
500	JFIN CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.750%(1),(7)	(BB, NR)	01/20/25	7.098	500,146
500	KKR CLO Ltd., 20E, Rule 144A, LIBOR 3M + 5.500% (1), (7)	(NR, Ba3)	10/16/30	7.839	492,508
500	KKR CLO Ltd.,13ER, Rule 144A, LIBOR 3M + 4.950% (1), (7)	(NR, Ba3)	01/16/28	7.289	489,475

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(7)	(NR, Ba3)	04/15/29	8.419	$754,925
500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(7)	(NR, Baa3)	07/17/28	5.306	496,800
500	Symphony CLO XIV Ltd., 2014-14A, Rule 144A, LIBOR 3M + 3.600%(1),(7)	(NR, Baa3)	07/14/26	5.939	500,426
750	Venture XVII CLO Ltd., 2014-17A, Rule 144A, LIBOR 3M + 2.820%(1),(7)	(NR, Baa3)	04/15/27	5.159	743,242
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150%(1),(7)	(NR, Ba3)	07/20/30	8.498	502,771
500	Vibrant CLO IV Ltd., 2016-4A, Rule 144A, LIBOR 3M + 6.750%(1),(7)	(NR, Ba3)	07/20/28	9.098	504,104
500	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(7)	(NR, Ba3)	01/20/29	9.348	514,779
500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(7)	(BBB-, NR)	07/14/31	5.689	496,343
TOTAL ASSET BACKED SECURITIES (Cost $12,342,014)					12,157,193

Number of Shares
COMMON STOCKS (0.3%)
Auto Parts & Equipment (0.2%)
23,014	UCI International, Inc.(4),(5),(6),(11)				425,759

Building & Construction (0.0%)
2	White Forest Resources, Inc.(4),(5),(6),(11)				9

Building Materials (0.1%)
2,935	Euramax International, Inc.(6)				246,532

Health Services (0.0%)
32,987	Valitas Health Services, Inc.(4),(6)				16,494

Oil Field Equipment & Services (0.0%)
2	Sidewinder Drilling, Inc., Series A(4),(5),(6),(11)				82,962

Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(4),(6),(11)				1
8	Sprint Industrial Holdings LLC, Class H(4),(6),(11)				—
19	Sprint Industrial Holdings LLC, Class I(4),(6),(11)				—
					1
TOTAL COMMON STOCKS (Cost $826,352)					771,757

SHORT-TERM INVESTMENT (8.7%)

Par (000)			Maturity	Rate%
$21,461	State Street Bank and Trust Co. Euro Time Deposit (Cost $21,461,135)		08/01/18	0.350	21,461,135

TOTAL INVESTMENTS AT VALUE (102.8%) (Cost $256,583,302)					253,777,078

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.8%)					(6,799,476)

NET ASSETS (100.0%)					$246,977,602

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities amounted to a value of $108,123,472 or 43.8% of net assets.

(2)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(3)	Bond is currently in default.
(4)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(5)	Illiquid security (unaudited).
(6)	Security is valued using significant unobservable inputs.
(7)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2018.
(8)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of July 31, 2018.

(9)	This security is denominated in Euro.
(10)	Zero-coupon security.
(11)	Non-income producing security.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	1,300,000	USD	1,622,693	10/12/18	Morgan Stanley	$1,622,693	$1,529,149	$(93,544)
GBP	400,000	USD	536,525	10/12/18	Morgan Stanley	536,525	526,285	(10,240)
USD	3,675,601	EUR	3,045,600	10/12/18	Morgan Stanley	(3,675,601)	(3,582,443)	93,158
USD	531,832	GBP	400,000	10/12/18	Morgan Stanley	(531,832)	(526,285)	5,547
								$(5,079)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•               Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$116,962,463	$92,487	(1)	$117,054,950	(1)
Bank Loans	—	85,055,802	17,276,241		102,332,043
Asset Backed Securities	—	12,157,193	—		12,157,193
Common Stocks	—	—	771,757	(1)	771,757	(1)
Short-Term Investment	—	21,461,135	—		21,461,135
	$—	$235,636,593	$18,140,485	(1)	$253,777,078	(1)
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$98,705	$—		$98,705

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$103,784	$—	$103,784

*     Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

(1)   Includes zero valued securities.

The following is a reconciliation of investments as of July 31, 2018 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Asset Backed Securities	Common Stocks		Total
Balance as of October 31, 2017	$95,523	$17,191,487	$1,209,967	$1,008,713		$19,505,690
Accrued discounts (premiums)	5,325	41,875	2,435	—		49,635
Purchases	58,420	5,678,585	508,900	—		6,245,905
Sales	(50,928)	(4,001,976)	(768,750)	(1,008,142)		(5,829,796)
Realized gain (loss)	—	29,651	14,358	710,158		754,167
Change in unrealized appreciation (depreciation)	(15,853)	(178,058)	1,022	61,028		(131,861)
Transfers into Level 3	—	3,416,877	—	—		3,416,877
Transfers out of Level 3	—	(4,902,200)	(967,932)	—		(5,870,132)
Balance as of July 31, 2018	$92,487 (1)	$17,276,241	$—	$771,757	(1)	$18,140,485 (1)

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2018	$(15,853)	$(99,489)	$—	$56,973		$(58,369)

(1)   Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

				Range
	Fair Value	Valuation	Unobservable	(Weighted Average
Asset Class	At 7/31/2018	Technique	Input	per share)
Corporate Bonds	$1,882	Income Approach	Expected Remaining Distribution	$0.00 - $0.04 ($0.00)
	$90,605	Market Approach	Comparable Bond Price	N/A
Bank Loans	$17,276,241	Vendor Pricing	Single Broker Quote	$0.40 - $1.02 ($0.99)
Common Stocks	$9	Market Approach	Discount for Illiquidity and EBITDA Multiples	N/A
	$688,785	Vendor Pricing	Single Broker Quote	$0.50 - $84.00 ($11.69)
	$82,963	Market Approach/Income Approach	Comparable Bond Price, Discounted Cash Flows	$0.01 - $46,347.62 ($719.29)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2018, there were no transfers between Level 1 and Level 2, but there was $3,416,877 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $5,870,132 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

July 31, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (59.8%)
$45,000	United States Treasury Bills	(AA+, Aaa)	03/28/19	2.191	$44,346,485
40,000	United States Treasury Bills	(AA+, Aaa)	04/25/19	2.236	39,332,129
85,000	United States Treasury Bills	(AA+, Aaa)	06/20/19	2.251	83,235,444
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $166,965,011)					166,914,058

SHORT-TERM INVESTMENT (30.1%)
$84,193	State Street Bank and Trust Co. Euro Time Deposit (Cost $84,193,429)		08/01/18	0.350	84,193,429

TOTAL INVESTMENTS AT VALUE (89.9%) (Cost $251,158,440)					251,107,487

OTHER ASSETS IN EXCESS OF LIABILITIES (10.1%)					28,182,093

NET ASSETS (100.0%)					$279,289,580

†                   Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors  Service, Inc. (“Moody’s”) are unaudited.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Sep 2018	1,015	$41,862,943	$1,111,303
FTSE 100 Index Futures	GBP	Sep 2018	325	32,839,350	267,882
Nikkei 225 Index Futures OSE	JPY	Sep 2018	155	31,155,083	(261,795)
S&P 500 E Mini Index Futures	USD	Sep 2018	241	33,946,055	359,171
					$1,476,561
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Sep 2018	219	294,810,702	$40,365
German EURO Bund Futures	EUR	Sep 2018	646	122,130,662	580,425
Long Gilt Futures	GBP	Sep 2018	527	84,807,776	(67,984)
					$552,806
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2018	(747)	(55,569,330)	$845,669
CAD Currency Futures	USD	Sep 2018	(759)	(58,439,205)	(402,285)
EUR Currency Futures	USD	Sep 2018	(423)	(62,062,031)	520,347
GBP Currency Futures	USD	Sep 2018	(747)	(61,394,063)	925,177
JPY Currency Futures	USD	Sep 2018	(522)	(58,529,250)	890,730
					$2,779,638
Index Contracts
Hang Seng Index Futures	HKD	Aug 2018	(32)	(5,796,754)	$97,879
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Sep 2018	(1,058)	(126,348,344)	$(18,663)
					$4,888,221

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$8,605,053	05/16/19	Goldman Sachs	0.20%	Bloomberg Agriculture Index	$—	$—	$440,869
USD	23,567,338	05/16/19	Goldman Sachs	0.20%	Bloomberg Agriculture Index	—	—	936,193
USD	14,500,765	05/16/19	Goldman Sachs	Bloomberg Energy Index	0.20%	—	—	20,809
USD	34,309,370	05/16/19	Goldman Sachs	0.20%	Bloomberg Precious Metals Index	—	—	1,643,316
USD	3,597,893	05/16/19	Goldman Sachs	Bloomberg Energy Index	0.20%	—	—	(127,036)
USD	2,500,187	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	88,475
USD	3,770,365	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	15,473
USD	3,633,284	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	52,335
USD	3,637,099	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	14,212
USD	7,381,882	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	(157,347)
USD	4,089,793	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	(54,927)
USD	3,200,515	05/16/19	Goldman Sachs	Bloomberg Energy Index	0.20%	—	—	(29,694)
								$2,842,678

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•      Level 1—quoted prices in active markets for identical investments

•      Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$166,914,058	$—	$166,914,058
Short-Term Investment	—	84,193,429	—	84,193,429
	$—	$251,107,487	$—	$251,107,487
Other Financial Instruments*
Futures Contracts	$5,638,948	$—	$—	$5,638,948
Swap Contracts**	—	3,211,682	—	3,211,682

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$750,727	$—	$—	$750,727
Swap Contracts**	—	369,004	—	369,004

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.
**	Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended July 31, 2018, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

July 31, 2018 (unaudited)

	Number of Shares	Value
LONG POSITIONS (55.4%)
COMMON STOCKS (33.0%)
BELGIUM (0.1%)
Insurance (0.1%)
Ageas	3,091	$165,886

BERMUDA (1.7%)
Insurance (1.7%)
XL Group Ltd.	32,819	1,845,412

CANADA (0.7%)
Auto Components (0.2%)
Magna International, Inc.	2,685	163,410

Chemicals (0.1%)
Methanex Corp.	2,209	152,458

Food & Staples Retailing (0.1%)
Loblaw Cos. Ltd.	3,037	160,434

Multiline Retail (0.2%)
Canadian Tire Corp. Ltd., Class A(1)	1,196	162,746

Textiles, Apparel & Luxury Goods (0.1%)
Gildan Activewear, Inc.	5,545	142,713
		781,761
DENMARK (0.9%)
Banks (0.1%)
Danske Bank AS	4,983	144,929

Chemicals (0.1%)
Novozymes AS, Class B	3,075	162,048

Electrical Equipment (0.2%)
Vestas Wind Systems AS	2,520	162,750

Healthcare Equipment & Supplies (0.2%)
William Demant Holding AS(2)	3,876	185,420

Pharmaceuticals (0.2%)
Novo Nordisk AS, Class B	3,362	167,390

Textiles, Apparel & Luxury Goods (0.1%)
Pandora AS	2,233	158,702
		981,239
FINLAND (0.1%)
Computers & Peripherals (0.1%)
Nokia Oyj	27,094	147,145

FRANCE (0.1%)
Electrical Equipment (0.1%)
Schneider Electric SE	1,870	150,187

GERMANY (0.5%)
Insurance (0.3%)
Allianz SE, Reg S(3)	750	166,040
Muenchener Rueckversicherungs-Gesellschaft AG, Reg S(3)	739	163,857
		329,897
Machinery (0.2%)
GEA Group AG	4,624	180,836
		510,733
IRELAND (0.3%)
Machinery (0.2%)
Pentair PLC	3,715	165,875

Trading Companies & Distributors (0.1%)
AerCap Holdings NV(2)	2,887	162,047
		327,922
ITALY (1.1%)
Automobiles (0.1%)
Ferrari NV	1,147	152,325

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS(continued)
ITALY
Communications Equipment (1.0%)
Ei Towers SpA	16,536	$1,101,737
		1,254,062
JERSEY (0.1%)
Trading Companies & Distributors (0.1%)
Ferguson PLC	1,922	151,482

NETHERLANDS (2.3%)
Insurance (0.1%)
NN Group NV	3,834	169,477

Media (0.2%)
Altice NV, Class B(2)	9,627	32,016
Wolters Kluwer NV	2,768	166,786
		198,802
Semiconductor Equipment & Products (1.2%)
NXP Semiconductors N.V.(2)	13,772	1,313,022

Software (0.8%)
Gemalto NV(2)	15,254	890,256
		2,571,557
SWEDEN (0.2%)
Tobacco (0.2%)
Swedish Match AB	3,087	168,881

SWITZERLAND (0.6%)
Electrical Equipment (0.2%)
ABB Ltd., Reg S(3)	7,143	163,996

Insurance (0.3%)
Baloise Holding AG, Reg S(3)	1,075	167,661
Swiss Re AG	1,809	165,880
		333,541
Professional Services (0.1%)
SGS S.A., Reg S(3)	59	153,816
		651,353
UNITED KINGDOM (3.6%)
Airlines (0.2%)
International Consolidated Airlines Group S.A.	17,768	165,104

Beverages (0.2%)
Diageo PLC	4,343	159,237

Food Products (0.2%)
Unilever PLC	2,820	160,994

Household Durables (0.1%)
Berkeley Group Holdings PLC	3,123	152,766

Insurance (0.2%)
Aon PLC	1,140	163,647

Internet Software & Services (0.1%)
Auto Trader Group PLC(4)	27,756	154,725

Media (1.3%)
Informa PLC	63,128	653,510
Liberty Global PLC, Class A(2)	5,676	160,233
Liberty Global PLC, Class C(2)	5,875	159,448
Pearson PLC	13,357	161,683
RELX NV(1)	7,313	159,143
RELX PLC	7,286	158,646
		1,452,663
Metals & Mining (0.3%)
Rio Tinto Ltd.	2,538	153,482
Rio Tinto PLC	2,814	154,397
		307,879

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS(continued)
UNITED KINGDOM
Multi-Utilities (0.1%)
National Grid PLC	14,100	$150,538

Multiline Retail (0.1%)
Next PLC	1,989	154,758

Professional Services (0.1%)
Experian PLC	6,306	154,732

Real Estate Investment Trusts (0.3%)
Land Securities Group PLC	12,354	152,658
The British Land Co. PLC	17,586	152,217
		304,875
Specialty Retail (0.1%)
Kingfisher PLC	39,802	154,648

Textiles, Apparel & Luxury Goods (0.1%)
Burberry Group PLC	5,473	151,083

Trading Companies & Distributors (0.2%)
Ashtead Group PLC	5,201	159,570
		3,947,219
UNITED STATES (20.7%)
Airlines (0.3%)
American Airlines Group, Inc.	4,118	162,825
United Continental Holdings, Inc.(2)	2,242	180,257
		343,082
Auto Components (0.1%)
The Goodyear Tire & Rubber Co.	6,712	162,498

Automobiles (0.3%)
General Motors Co.	3,968	150,427
Harley-Davidson, Inc.	3,715	159,336
		309,763
Banks (0.7%)
CIT Group, Inc.	3,101	164,136
Citigroup, Inc.	2,336	167,935
Fifth Third Bancorp	5,447	161,177
M&T Bank Corp.	919	159,308
Regions Financial Corp.	8,792	163,619
		816,175
Biotechnology (0.3%)
Amgen, Inc.	847	166,478
Celgene Corp.(2)	1,968	177,297
		343,775
Building Products (0.2%)
Fortune Brands Home & Security, Inc.	2,912	168,896

Capital Markets (0.2%)
Ameriprise Financial, Inc.	1,118	162,859

Chemicals (0.2%)
PPG Industries, Inc.	1,507	166,765

Communications Equipment (0.4%)
Cisco Systems, Inc.	3,661	154,824
F5 Networks, Inc.(2)	906	155,270
Juniper Networks, Inc.	5,701	150,164
		460,258
Computers & Peripherals (0.3%)
Apple, Inc.	844	160,605
Hewlett Packard Enterprise Co.	10,700	165,208
		325,813
Consumer Finance (0.4%)
Ally Financial, Inc.	5,951	159,249

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS(continued)
UNITED STATES
Consumer Finance
Discover Financial Services	2,220	$158,530
Synchrony Financial	4,683	135,526
		453,305
Containers & Packaging (0.1%)
Sealed Air Corp.	3,683	162,310

Diversified Financial Services (0.2%)
Voya Financial, Inc.	3,326	168,030

Electronic Equipment, Instruments & Components (0.3%)
Avnet, Inc.	3,645	159,833
Corning, Inc.	5,682	188,529
		348,362
Energy Equipment & Services (0.3%)
McDermott International, Inc.(2)	17,909	322,548

Food & Staples Retailing (0.3%)
The Kroger Co.	5,495	159,355
Walgreens Boots Alliance, Inc.	2,605	176,150
		335,505
Food Products (0.1%)
Conagra Brands, Inc.	4,375	160,606

Healthcare Equipment & Supplies (0.9%)
NxStage Medical, Inc.(2)	36,672	1,029,383

Healthcare Providers & Services (3.9%)
Cigna Corp.	920	165,066
Cotiviti Holdings, Inc.(2)	41,061	1,832,963
DaVita, Inc.(2)	2,251	158,200
Envision Healthcare Corp.(2)	40,845	1,807,800
Express Scripts Holding Co.(2)	2,025	160,906
HCA Healthcare, Inc.	1,524	189,327
		4,314,262
Hotels, Restaurants & Leisure (1.1%)
Domino’s Pizza, Inc.	554	145,514
Hilton Worldwide Holdings, Inc.	1,975	155,353
Marriott International, Inc., Class A	1,235	157,882
Pinnacle Entertainment, Inc.(2)	13,345	443,588
Starbucks Corp.	3,200	167,648
Yum! Brands, Inc.	1,999	158,501
		1,228,486
Household Durables (0.3%)
PulteGroup, Inc.	5,437	154,900
Toll Brothers, Inc.	4,226	149,009
		303,909
Insurance (0.3%)
Loews Corp.	3,238	164,426
MetLife, Inc.	3,585	163,978
		328,404
Internet Software & Services (0.1%)
eBay, Inc.(2)	4,311	144,203

IT Services (1.7%)
Syntel, Inc.(2)	45,125	1,831,624

Life Sciences Tools & Services (0.2%)
IQVIA Holdings, Inc.(2)	1,566	190,958

Media (0.4%)
CBS Corp., Class B	2,781	146,475
Charter Communications, Inc., Class A(2)	533	162,341

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS(continued)
UNITED STATES
Media
The Walt Disney Co.	1,491	$169,318
		478,134
Multi-Utilities (2.7%)
Avista Corp.	22,481	1,137,089
Vectren Corp.	25,267	1,805,832
		2,942,921
Oil, Gas & Consumable Fuels (0.9%)
Anadarko Petroleum Corp.	2,134	156,102
Andeavor	1,192	178,872
ConocoPhillips	2,245	162,022
Hess Corp.	2,337	153,377
Marathon Petroleum Corp.	2,228	180,089
Phillips 66	1,392	171,689
		1,002,151
Real Estate Investment Trusts (0.1%)
SL Green Realty Corp.	1,555	160,336

Road & Rail (0.2%)
CSX Corp.	2,451	173,237

Semiconductor Equipment & Products (0.2%)
Applied Materials, Inc.	3,384	164,564

Software (1.9%)
CA, Inc.	41,333	1,827,332
CDK Global, Inc.	2,403	150,068
Citrix Systems, Inc.(2)	1,491	163,965
		2,141,365
Specialty Retail (0.9%)
AutoZone, Inc.(2)	233	164,388
Best Buy Co., Inc.	2,096	157,263
O’Reilly Automotive, Inc.(2)	571	174,726
Rent-A-Center, Inc.(2)	24,465	363,061
Tractor Supply Co.	2,044	159,514
		1,018,952
Trading Companies & Distributors (0.1%)
HD Supply Holdings, Inc.(2)	3,645	160,307

Wireless Telecommunication Services (0.1%)
SBA Communications Corp.(2)	947	149,863
		22,973,609
TOTAL COMMON STOCKS (Cost $36,545,816)		36,628,448

EXCHANGE-TRADED FUNDS (17.0%)
UNITED STATES (17.0%)
Diversified Financial Services (17.0%)
Alerian MLP ETF(1)	161,274	1,764,337
Invesco FTSE RAFI Emerging Markets ETF	511,667	11,185,041
iShares U.S. Preferred Stock ETF	159,885	6,010,077
TOTAL EXCHANGE-TRADED FUNDS (Cost $18,175,717)		18,959,455

Number of Rights
RIGHTS (0.0%)
UNITED STATES (0.0%)
Biotechnology (0.0%)
Shire Pharmaceuticals International (Cost $6,140)(2),(6)	5,532	6,140

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%
UNITED STATES TREASURY OBLIGATIONS (5.3%)
$1,000	United States Treasury Bills	(AA+, Aaa)	04/25/19	2.236	983,303

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
LONG POSITIONS (continued)
UNITED STATES TREASURY OBLIGATIONS(continued)
$5,000	United States Treasury Bills	(AA+, Aaa)	06/20/19	2.251	$4,896,203
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $5,882,412)					5,879,506

Number of Contracts
PURCHASED OPTIONS (0.1%)
Put Purchased Options (0.1%)
132	S&P 500 Index, strike @ $2,700, expires 08/17/18 (Cost $116,429)	56,100

SHORT-TERM INVESTMENTS (15.9%)

Number of Shares
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(5)	2,022,492	2,022,492

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.350% 08/01/2018	$15,681	15,681,235
TOTAL SHORT-TERM INVESTMENTS (Cost $17,703,727)		17,703,727

TOTAL INVESTMENTS AT VALUE/LONG POSITIONS (71.3%) (Cost $78,430,241)		79,233,376

TOTAL SECURITIES SOLD SHORT (-1.0%) (Proceeds $1,110,296)		(1,155,667)

OTHER ASSETS IN EXCESS OF LIABILITIES (29.7%)		32,995,221

NET ASSETS (100.0%)		$111,072,930

	Number of Shares
SHORT POSITIONS (-1.0%)
COMMON STOCKS (-1.0%)
UNITED KINGDOM (-0.6%)
Media (-0.6%)
Informa PLC	(63,128)	(653,510)

UNITED STATES (-0.4%)
Energy Equipment & Services (-0.3%)
McDermott International, Inc.(2)	(17,908)	(322,517)

Hotels, Restaurants & Leisure (-0.1%)
Penn National Gaming, Inc.(2)	(5,605)	(179,640)
		(502,157)
TOTAL SHORT POSITIONS (Proceeds $1,110,296)		$(1,155,667)

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Security or portion thereof is out on loan.
(2)	Non-income producing security.
(3)

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities amounted to a value of $154,725 or 0.1% of net assets.

(5)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2018.
(6)	Security is valued using significant unobservable inputs.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
AUD	755,191	USD	558,134	08/20/18	BNP Paribas	$558,134	$561,464	$3,330
BRL	7,791,521	USD	2,014,354	08/20/18	BNP Paribas	2,014,354	2,069,895	55,541
CAD	187,762	USD	142,905	09/19/18	Goldman Sachs	142,905	144,331	1,426
CZK	44,788,262	USD	2,027,838	08/20/18	BNP Paribas	2,027,838	2,049,773	21,935
DKK	4,241,319	USD	666,771	09/19/18	JPMorgan Chase	666,771	668,596	1,825
EUR	827,386	USD	976,952	09/19/18	Goldman Sachs	976,952	971,503	(5,449)
GBP	89,842	USD	118,911	09/19/18	Goldman Sachs	118,911	118,085	(826)
GBP	2,946,920	USD	3,972,310	12/19/18	JPMorgan Chase	3,972,310	3,889,945	(82,365)
HUF	558,691,420	USD	2,025,536	08/21/18	BNP Paribas	2,025,536	2,040,859	15,323
MXN	38,083,264	USD	2,007,701	08/20/18	BNP Paribas	2,007,701	2,034,988	27,287
NOK	16,244,634	USD	2,001,521	08/20/18	BNP Paribas	2,001,521	1,995,329	(6,192)
NZD	5,790,804	USD	3,930,710	08/20/18	BNP Paribas	3,930,710	3,942,247	11,537
PLN	7,464,475	USD	2,033,122	08/20/18	BNP Paribas	2,033,122	2,041,850	8,728
SEK	761,029	USD	86,593	09/19/18	JPMorgan Chase	86,593	86,926	333
SGD	2,756,949	USD	2,023,459	08/20/18	BNP Paribas	2,023,459	2,025,732	2,273
TRY	9,736,048	USD	2,005,844	08/17/18	BNP Paribas	2,005,844	1,969,779	(36,065)
USD	739,786	CAD	975,031	08/17/18	BNP Paribas	(739,786)	(749,077)	(9,291)
USD	553,958	GBP	420,372	08/20/18	BNP Paribas	(553,958)	(551,828)	2,130
USD	2,313,996	EUR	1,976,132	08/20/18	BNP Paribas	(2,313,996)	(2,315,177)	(1,181)
USD	1,449,456	SEK	12,743,912	08/20/18	BNP Paribas	(1,449,456)	(1,452,323)	(2,867)
USD	1,809,581	JPY	203,764,788	08/20/18	BNP Paribas	(1,809,581)	(1,822,414)	(12,833)
USD	4,853,217	CHF	4,832,761	08/20/18	BNP Paribas	(4,853,217)	(4,888,420)	(35,203)
USD	2,608,829	GBP	1,964,313	09/19/18	Goldman Sachs	(2,608,829)	(2,581,829)	27,000
USD	1,603,501	DKK	10,161,818	09/19/18	JPMorgan Chase	(1,603,501)	(1,601,894)	1,607
USD	246,356	SEK	2,142,770	09/19/18	JPMorgan Chase	(246,356)	(244,750)	1,606
USD	609,396	CHF	600,720	09/19/18	JPMorgan Chase	(609,396)	(609,193)	203
USD	742,739	CAD	977,645	09/19/18	Goldman Sachs	(742,739)	(751,505)	(8,766)
USD	3,602,383	EUR	3,078,124	09/19/18	Goldman Sachs	(3,602,383)	(3,614,284)	(11,901)
ZAR	26,774,813	USD	2,016,166	08/20/18	BNP Paribas	2,016,166	2,039,325	23,159
								$(7,696)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Cocoa Futures	GBP	Dec 2018	161	$3,469,882	$(396,331)
Coffee “C” Futures	USD	Dec 2018	55	2,332,688	(11,072)
Corn Futures	USD	Dec 2018	352	6,802,400	207,423
Wheat Futures	USD	Dec 2018	213	6,105,112	216,697
					$16,717
Energy
Gasoline RBOB Futures	USD	Nov 2018	52	4,233,029	$(44,650)
Light Sweet Crude Oil Futures	USD	Nov 2018	125	8,408,750	(67,785)
Natural Gas Futures	USD	Nov 2018	298	8,472,140	(20,279)
NY Harbor ULSD Futures	USD	Nov 2018	44	3,974,309	(47,623)
					$(180,337)
Index Contracts
FTSE 100 Index Futures	GBP	Sep 2018	22	2,222,971	$18,133
Industrial Metals
LME Nickel Futures	USD	Sep 2018	26	2,182,050	$(159,019)
LME Nickel Futures	JPY	Sep 2018	11	2,211,006	(17,557)
LME Nickel Futures	USD	Nov 2018	38	3,204,540	43,079
LME Primary Aluminum Futures	USD	Sep 2018	59	3,061,731	(295,864)
LME Primary Aluminum Futures	USD	Nov 2018	85	4,429,563	9,690
LME Zinc Futures	USD	Sep 2018	27	1,777,275	(310,011)
LME Zinc Futures	USD	Nov 2018	39	2,557,425	33,981
					$(695,701)
Interest Rate Contracts
10YR AUS Bond Futures	AUD	Sep 2018	124	11,910,674	$(40,610)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
10YR JGB Mini Futures	JPY	Sep 2018	66	$8,876,452	$(15,825)
EURO Bund Futures	EUR	Sep 2018	252	47,642,302	(325,186)
Long Gilt Futures	GBP	Sep 2018	226	36,369,179	(79,558)
					$(461,179)
Precious Metals
Copper Futures	USD	Dec 2018	92	6,561,900	$45,595
Silver Futures	USD	Dec 2018	44	3,444,980	5,134
					$50,729
Contracts to Sell
Agriculture
Cocoa Futures	USD	Dec 2018	(161)	(3,574,200)	$473,659
Coffee “C” Futures	USD	Sep 2018	(55)	(2,266,687)	9,403
Corn Futures	USD	Sep 2018	(352)	(6,551,600)	(210,077)
Wheat Futures	USD	Sep 2018	(213)	(5,897,438)	(218,616)
					$54,369
Energy
Gasoline RBOB Futures	USD	Sep 2018	(52)	(4,543,812)	$52,113
Light Sweet Crude Oil Futures	USD	Sep 2018	(125)	(8,595,000)	82,455
Natural Gas Futures	USD	Sep 2018	(298)	(8,290,360)	3,681
NY Harbor ULSD Futures	USD	Sep 2018	(44)	(3,949,915)	50,031
					$188,280
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2018	(52)	(3,868,280)	$58,843
CAD Currency Futures	USD	Sep 2018	(53)	(4,080,735)	(28,091)
EURO Currency Futures	USD	Sep 2018	(30)	(4,401,563)	37,133
GBP Currency Futures	USD	Sep 2018	(54)	(4,438,125)	65,942
JPY Currency Futures	USD	Sep 2018	(37)	(4,148,625)	63,136
					$196,963
Index Contracts
Hang Seng Index Futures	HKD	Aug 2018	(5)	(905,743)	$15,073
S&P 500 E Mini Index Futures	USD	Sep 2018	(65)	(9,155,575)	(203,960)
EURO Stoxx 50 Index Futures	EUR	Sep 2018	(104)	(4,289,405)	(188,733)
					$(377,620)
Industrial Metals
LME Nickel Futures	USD	Sep 2018	(64)	(5,371,200)	$177,730
LME Primary Aluminum Futures	USD	Sep 2018	(144)	(7,472,700)	317,251
LME Zinc Futures	USD	Sep 2018	(66)	(4,344,450)	346,508
					$841,489
Interest Rate Contracts
10YR CAD Bond Futures	CAD	Sep 2018	(380)	(39,333,794)	$591,975
10YR U.S. Treasury Note Futures	USD	Sep 2018	(329)	(39,289,797)	187,836
					$779,811
Precious Metals
Copper Futures	USD	Sep 2018	(92)	(6,512,450)	$(46,443)
Silver Futures	USD	Sep 2018	(44)	(3,422,980)	(5,211)
					$(51,654)
					$380,000

Credit Default Swap Contracts Bought

Currency	Notional Amount	Expiration Date	Counterparty	Referenced Obligation	Rate Received (Paid)	Credit Received at 7/31/2018	Market Value	Upfront Premiums Received	Upfront Premiums Paid	Net Unrealized Appreciation (Depreciation)
USD	$3,600,000	06/20/23	JPMorgan Chase	CDX HY CDSI S30 5Y PRC	5.0%	$—	$(252,460)	$—	$(231,300)	$(21,160)
USD	1,000,000	06/20/23	JPMorgan Chase	CDX HY CDSI S30 5Y PRC	5.0%	—	(70,128)	—	(66,866)	(3,262)
										$(24,422)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$3,156,796	05/17/19	Barclays Bank PLC	Barclays U.S. Short Variance Index(a)	0.40%	$—	$—	$47,467
USD	21,163,088	06/18/19	Barclays Bank PLC	Barclays Hedging Insights Index(b)	0.15%	—	—	(158,691)
USD	2,000,000	12/20/18	BNP Paribas	iBoxx $Liquid High Yield Index	2.33%	—	—	35,531
USD	480,000	12/20/18	BNP Paribas	iBoxx $Liquid High Yield Index	2.32%	—	—	6,355
USD	5,360,000	06/20/19	BNP Paribas	2.34%	iBoxx $Liquid High Yield Index	—	—	(187,160)
USD	10,588,392	06/21/19	BNP Paribas	2.11%	Vanguard FTSE Emerging Market ETF	—	—	(272,259)
USD	13,551,955	06/18/19	Deutsche Bank	DB Trend Intraday Equity Index(c)	0%	—	—	(134,005)
USD	5,078,133	06/18/19	Deutsche Bank	DB Trend Intraday Equity Index(c)	0%	—	—	(18,906)
USD	4,870,000	09/20/18	Goldman Sachs	iBoxx $Liquid High Yield Index	2.33%	—	—	110,865
USD	369,001	09/20/18	Goldman Sachs	iBoxx $Liquid High Yield Index	2.33%	—	—	10,620
USD	4,800,000	09/20/18	Goldman Sachs	Markit iBoxx USD Liquid Levera	2.33%	—	—	80,654
EUR	553,022	11/16/18	Goldman Sachs	Linde AG	0.08%	—	—	(7,315)
USD	550,716	11/16/18	Goldman Sachs	1.72%	Praxair, Inc.	—	—	(19,119)
USD	163,772	11/16/18	Goldman Sachs	Capella Education Co.	2.47%	—	—	2,316
USD	163,742	11/16/18	Goldman Sachs	1.72%	Strayer Education, Inc.	—	—	(880)
USD	379,916	11/23/18	Goldman Sachs	1.72%	Marvell Technology Group Ltd.	—	—	534
USD	206,661	12/13/18	Goldman Sachs	1.72%	CVS Health Corp.	—	—	730
USD	700,927	12/13/18	Goldman Sachs	Aetna, Inc.	2.47%	—	—	12,883

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$1,000,000	12/20/18	Goldman Sachs	Markit iBoxx USD Liquid Levera	2.33%	$—	$—	$11,082
USD	285,864	01/10/19	Goldman Sachs	1.72%	Dominion Energy, Inc.	—	—	(8,075)
USD	248,552	01/10/19	Goldman Sachs	Scana Corp.	2.47%	—	—	(3,493)
SEK	537,645	01/17/19	Goldman Sachs	1.00%	Tele2 AB-B	—	—	(64,063)
SEK	717,598	01/17/19	Goldman Sachs	Comhem Holding	1.00%	—	—	60,208
USD	1,007,256	03/14/19	Goldman Sachs	Express Scripts Holding Co.	2.47%	—	—	(6,299)
USD	527,291	03/14/19	Goldman Sachs	1.72%	Cigna Corp.	—	—	(22,811)
USD	211,575	03/14/19	Goldman Sachs	1.72%	Lumentum Holdings, Inc.	—	—	15,220
USD	522,902	03/14/19	Goldman Sachs	Oclaro, Inc.	2.47%	—	—	(23,043)
USD	16,239	03/18/19	Goldman Sachs	1.72%	Penn National Gaming, Inc.	—	—	822
USD	688,682	03/18/19	Goldman Sachs	1.72%	Dominion Energy, Inc.	—	—	(19,454)
USD	38,735	03/18/19	Goldman Sachs	Pinnacle Entertainment, Inc.	2.47%	—	—	(676)
USD	598,666	03/18/19	Goldman Sachs	Scana Corp.	2.47%	—	—	(8,413)
USD	269,760	03/19/19	Goldman Sachs	Pinnacle Entertainment, Inc.	2.47%	—	—	(4,705)
USD	113,062	03/19/19	Goldman Sachs	1.72%	Penn National Gaming, Inc.	—	—	5,727
USD	253,192	03/21/19	Goldman Sachs	Connecticut Water Service, Inc.	2.47%	—	—	(11,230)
USD	388,897	03/21/19	Goldman Sachs	1.72%	KLA-Tencor Corp.	—	—	(52,602)
USD	932,055	03/21/19	Goldman Sachs	Orbotech Ltd.	2.47%	—	—	33,986
USD	286,779	03/21/19	Goldman Sachs	1.72%	SJW Group	—	—	10,466
USD	592,789	04/04/19	Goldman Sachs	1.72%	CME Group, Inc.	—	—	4,364
GBP	1,115,598	04/04/19	Goldman Sachs	NEX Group PLC	0.97%	—	—	(3,278)
USD	100,602	04/22/19	Goldman Sachs	Capella Education Co.	2.47%	—	—	1,422
USD	294,945	04/22/19	Goldman Sachs	1.72%	Praxair, Inc.	—	—	(10,240)
USD	750,874	04/22/19	Goldman Sachs	Aetna, Inc.	2.47%	—	—	13,801
USD	227,702	04/22/19	Goldman Sachs	1.72%	Cigna Corp.	—	—	(9,851)
USD	128,721	04/22/19	Goldman Sachs	1.72%	CME Group, Inc.	—	—	948
USD	55,007	04/22/19	Goldman Sachs	Connecticut Water Service, Inc.	2.47%	—	—	(2,440)
USD	221,306	04/22/19	Goldman Sachs	1.72%	CVS Health Corp.	—	—	782
USD	84,502	04/22/19	Goldman Sachs	1.72%	KLA-Tencor Corp.	—	—	(11,430)
USD	91,319	04/22/19	Goldman Sachs	1.72%	Lumentum Holdings, Inc.	—	—	6,569
USD	211,870	04/22/19	Goldman Sachs	1.72%	Dominion Energy, Inc.	—	—	(5,985)
USD	406,868	04/22/19	Goldman Sachs	1.72%	Marvell Technology Group Ltd.	—	—	572
USD	62,364	04/22/19	Goldman Sachs	1.72%	SJW Group	—	—	2,276
USD	184,183	04/22/19	Goldman Sachs	Scana Corp.	2.47%	—	—	(2,588)
USD	225,799	04/22/19	Goldman Sachs	Oclaro, Inc.	2.47%	—	—	(9,950)
USD	434,982	04/22/19	Goldman Sachs	Express Scripts Holding Co.	2.47%	—	—	(2,720)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$165,192	04/22/19	Goldman Sachs	Pinnacle Entertainment, Inc.	2.47%	$—	$—	$(2,881)
USD	69,242	04/22/19	Goldman Sachs	1.72%	Penn National Gaming, Inc.	—	—	3,507
USD	175,346	04/22/19	Goldman Sachs	1.72%	Strayer Education, Inc.	—	—	(943)
USD	202,613	04/22/19	Goldman Sachs	Orbotech Ltd.	2.47%	—	—	7,388
USD	74,759	04/23/19	Goldman Sachs	Capella Education Co.	2.47%	—	—	1,057
EUR	209,957	04/23/19	Goldman Sachs	Linde AG	0.08%	—	—	(2,777)
USD	294,783	04/23/19	Goldman Sachs	1.72%	Praxair, Inc.	—	—	(10,234)
GBP	242,520	04/23/19	Goldman Sachs	NEX Group PLC	0.97%	—	—	(712)
EUR	210,169	04/23/19	Goldman Sachs	Linde AG	0.08%	—	—	(2,780)
USD	1,420,666	05/09/19	Goldman Sachs	DCT Industrial Trust, Inc.	2.47%	—	—	(4,025)
USD	1,361,523	05/09/19	Goldman Sachs	ILG, Inc.	2.47%	—	—	32,069
USD	1,420,680	05/09/19	Goldman Sachs	1.72%	Prologis, Inc.	—	—	6,962
USD	767,595	05/09/19	Goldman Sachs	1.72%	Marriott Vacations World	—	—	(27,226)
USD	320,707	05/16/19	Goldman Sachs	Xcerra Corp.	2.47%	—	—	5,731
USD	578,551	05/16/19	Goldman Sachs	0.20%	Bloomberg Agriculture Index	—	—	29,641
USD	118,264	05/16/19	Goldman Sachs	1.72%	Cohu, Inc.	—	—	(3,481)
USD	1,569,081	05/16/19	Goldman Sachs	0.20%	Bloomberg Agriculture Index	—	—	62,330
USD	1,241,830	05/16/19	Goldman Sachs	Bloomberg Energy Index	0.20%	—	—	1,782
USD	2,358,091	05/16/19	Goldman Sachs	0.20%	Bloomberg Precious Metals Index	—	—	112,946
USD	681,845	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	9,822
USD	769,077	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	(16,393)
USD	30,179,216	06/18/19	Goldman Sachs	Goldman Sachs RP Equity World Long Short Series 53 Excess Return Index(d)	0.20%	—	—	(711,079)
USD	432,322	07/01/19	Goldman Sachs	Aetna, Inc.	2.47%	—	—	7,946
USD	140,975	07/01/19	Goldman Sachs	1.72%	KLA-Tencor Corp.	—	—	(19,068)
USD	131,038	07/01/19	Goldman Sachs	1.72%	Cadence Bancorp	—	—	6,841
EUR	297,634	07/01/19	Goldman Sachs	Linde AG	0.08%	—	—	(3,936)
USD	90,249	07/01/19	Goldman Sachs	1.72%	Lumentum Holdings, Inc.	—	—	6,492
USD	211,122	07/01/19	Goldman Sachs	MB Financial, Inc.	2.47%	—	—	6,467
USD	224,950	07/01/19	Goldman Sachs	1.72%	Cigna Corp.	—	—	(9,732)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$234,356	07/01/19	Goldman Sachs	1.72%	Marvell Technology Group Ltd.	$—	$—	$329
GBP	404,543	07/01/19	Goldman Sachs	NEX Group PLC	0.97%	—	—	(1,188)
USD	214,962	07/01/19	Goldman Sachs	1.72%	CME Group, Inc.	—	—	1,582
USD	223,020	07/01/19	Goldman Sachs	Oclaro, Inc.	2.47%	—	—	(9,828)
USD	16,559	07/01/19	Goldman Sachs	1.72%	Cohu, Inc.	—	—	(487)
USD	337,977	07/01/19	Goldman Sachs	Orbotech Ltd.	2.47%	—	—	12,324
USD	101,012	07/01/19	Goldman Sachs	Capella Education Co.	2.47%	—	—	1,428
USD	115,493	07/01/19	Goldman Sachs	1.72%	Penn National Gaming, Inc.	—	—	5,850
USD	91,812	07/01/19	Goldman Sachs	Connecticut Water Service, Inc.	2.47%	—	—	(4,072)
USD	397,529	07/01/19	Goldman Sachs	1.72%	Prologis, Inc.	—	—	2,169
USD	127,446	07/01/19	Goldman Sachs	1.72%	CVS Health Corp.	—	—	450
USD	275,579	07/01/19	Goldman Sachs	Pinnacle Entertainment, Inc.	2.47%	—	—	(4,806)
USD	339,786	07/01/19	Goldman Sachs	1.72%	Praxair, Inc.	—	—	(11,796)
USD	391,832	07/01/19	Goldman Sachs	DCT Industrial Trust, Inc.	2.47%	—	—	(1,110)
USD	307,201	07/01/19	Goldman Sachs	Scana Corp.	2.47%	—	—	(4,317)
USD	103,984	07/01/19	Goldman Sachs	1.72%	SJW Group	—	—	3,795
USD	353,373	07/01/19	Goldman Sachs	Dominion Energy, Inc.	1.72%	—	—	(9,982)
USD	429,625	07/01/19	Goldman Sachs	Express Scripts Holding Co.	2.47%	—	—	(2,687)
USD	130,464	07/01/19	Goldman Sachs	State Bank Financial Corp.	2.47%	—	—	(6,802)
USD	101,035	07/01/19	Goldman Sachs	1.72%	Strayer Education, Inc.	—	—	(543)
USD	187,647	07/01/19	Goldman Sachs	1.72%	Fifth Third Bancorp.	—	—	(5,013)
USD	227,529	07/01/19	Goldman Sachs	1.72%	Marriott Vacations World	—	—	(8,070)
USD	55,540	07/01/19	Goldman Sachs	Guaranty Bancorp.	2.47%	—	—	(458)
USD	44,922	07/01/19	Goldman Sachs	Xcerra Corp.	2.47%	—	—	803
USD	55,864	07/01/19	Goldman Sachs	1.72%	Independent Bank Group, Inc.	—	—	372
USD	397,047	07/01/19	Goldman Sachs	ILG, Inc.	2.47%	—	—	9,352
USD	647,303	07/05/19	Goldman Sachs	1.71%	Conagra Brands, Inc.	—	—	(21,112)
USD	1,854,938	07/05/19	Goldman Sachs	Convergys Corp.	2.46%	—	—	(50,823)
USD	1,828,145	07/05/19	Goldman Sachs	Pinnacle Foods, Inc.	2.46%	—	—	34,206
USD	890,451	07/05/19	Goldman Sachs	1.71%	Synnex Corp.	—	—	46,435
USD	189,019	07/26/19	Goldman Sachs	CYS Investments, Inc.	2.45%	—	—	(2,774)
USD	226,760	07/26/19	Goldman Sachs	1.70%	Two Harbors Investment Corp.	—	—	2,026
USD	910,490	07/29/19	Goldman Sachs	CYS Investments, Inc.	2.45%	—	—	(6,836)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$858,896	07/29/19	Goldman Sachs	1.70%	Two Harbors Investment Corp.	$—	$—	$2,970
USD	45,470,378	08/16/18	JPMorgan Chase	JPMorgan Helix 2 Index(e)	0.70%	—	—	17,300
USD	21,372,325	08/16/18	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(f)	0.60%	—	—	5,679
USD	13,719,999	09/20/18	JPMorgan Chase	iBoxx $Liquid High Yield Index	2.33%	—	—	355,136
USD	2,720,000	03/20/19	JPMorgan Chase	iBoxx $Liquid High Yield Index	2.32%	—	—	48,321
USD	971,444	06/17/19	JPMorgan Chase	1.60%	Cadence Bancorp.	—	—	84,672
USD	964,903	06/17/19	JPMorgan Chase	State Bank Financial Corp.	2.45%	—	—	(81,976)
USD	1,608,821	06/24/19	JPMorgan Chase	MB Financial, Inc.	2.45%	—	—	(55,466)
USD	1,439,764	06/24/19	JPMorgan Chase	1.70%	Fifth Third Bancorp.	—	—	64,155
USD	210,146	07/01/19	JPMorgan Chase	Guaranty Bancorp.	2.35%	—	—	(28,944)
USD	206,568	07/01/19	JPMorgan Chase	1.60%	Independent Bank Group, Inc.	—	—	25,264
USD	107,443	07/01/19	JPMorgan Chase	Guaranty Bancorp.	2.35%	—	—	(14,798)
USD	106,801	07/01/19	JPMorgan Chase	1.60%	Independent Bank Group, Inc.	—	—	13,062
USD	2,374,564	08/16/18	Macquarie Bank Ltd.	Macquarie Commodity Volatility Basket 2(g)	0.10%	—	—	30,798
								$(685,177)

(a) The index intends to provide exposure to a variance swap with underlying S&P 500 Index.

(b) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Asset Type	Ticker	Weight In Index	7/31/18 Price	7/31/18 Value
Wheat	W U8	-7.2893%	553.75	(1,531,083)
Cotton	CTZ8	-6.8295%	89.59	(1,434,500)
Soybean	S X8	6.6817%	919.00	1,403,455
Soybean Meal	SMZ8	-6.5881%	341.40	(1,383,796)
Gasoline	XBU8	-6.3221%	208.05	(1,327,927)
Live Cattle	LCV8	6.3115%	109.30	1,325,687
Soybean Oil	BOZ8	6.3025%	29.30	1,323,794
Gold	GCZ8	6.2250%	1233.60	1,307,521
Coffee	KCU8	6.2227%	109.90	1,307,048
Cattle	FCU8	6.2171%	149.58	1,305,855
Natural Gas	NGU18	-6.2130%	2.78	(1,305,005)
Copper	HGU8	6.0802%	283.15	1,277,118
Crude Oil	CLU8	-5.9947%	68.76	(1,259,142)
Sugar	SBV8	-5.7695%	10.55	(1,211,845)
Lean Hogs	LHV8	5.6103%	50.73	1,178,400
Cocoa	CCU8	-5.4851%	2170.00	(1,152,122)

(c) The DB Trend Intraday Equity Index is a proprietary index of Deutsche Bank AG intended to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index).

(d) The index intends to provide synthetic exposure to the performance of a basket comprising a 300% long position in the Goldman Sachs RP Equity World Long Short Series 37K Excess Return Strategy which, in turn, is an index that provides exposure to a basket comprised of a short position in the USD Goldman Sachs Overnight Money Market Index, a short position in the MSCI Daily TR Gross World USD, and a long position in certain equity investments. The top 50 constituent investments (based on absolute market value) held within the index are as follows:

Equity Name	Ticker	Total Weight	7/31/18 Price	7/31/18 Value
PHILLIPS 66	PSX	1.46%	$123.34	441,071
VALERO ENERGY CORP	VLO	1.46%	$118.35	439,876
UNIVERSAL HEALTH SERVICES-B	UHS	1.40%	$122.10	423,705
PFIZER INC	PFE	1.40%	$39.93	422,314
AFLAC INC	AFL	1.40%	$46.54	421,276
ARCHER-DANIELS-MIDLAND CO	ADM	1.34%	$48.26	405,048
AGNC INVESTMENT CORP	AGNC	1.34%	$19.47	404,478
TOTAL SYSTEM SERVICES INC	TSS	1.34%	$91.54	403,996
ROCKWELL COLLINS INC	COL	1.33%	$138.99	401,735
CHURCH & DWIGHT CO INC	CHD	1.33%	$55.90	400,690
CENTERPOINT ENERGY INC	CNP	1.32%	$28.48	399,051
NTT DOCOMO INC	9437 JT	1.32%	$25.67	398,277
VERIZON COMMUNICATIONS INC	VZ	1.32%	$51.64	398,037
ANNALY CAPITAL MANAGEMENT IN	NLY	1.31%	$10.72	394,578
HUMANA INC	HUM	1.31%	$314.18	394,018
EXPEDITORS INTL WASH INC	EXPD	1.30%	$76.17	393,488
T ROWE PRICE GROUP INC	TROW	1.30%	$119.08	392,099
COGNIZANT TECH SOLUTIONS-A	CTSH	1.29%	$81.50	390,383
ANTHEM INC	ANTM	1.29%	$253.00	390,142
HENKEL AG & CO KGAA VORZUG	HEN3	1.29%	$125.49	389,660
L-3 COMMUNICATIONS CORP	LLL	1.29%	$214.44	389,219
ROSS STORES INC	ROST	1.29%	$87.43	388,384
AMAZON.COM INC	AMZN	1.28%	$1,777.44	386,913
NIPPON TELEGRAPH & TELEPHONE	9432 JT	1.28%	$46.17	386,227
F5 NETWORKS INC	FFIV	1.28%	$171.38	385,381
CENTENE CORP	CNC	1.28%	$130.33	385,286
PROGRESSIVE CORP	PGR	1.27%	$60.01	383,834
SYNOPSYS INC	SNPS	1.27%	$89.43	382,296
HORMEL FOODS CORP	HRL	1.27%	$35.97	382,163
BROADRIDGE FINANCIAL SOLUTIO	BR	1.25%	$112.98	378,528
JAZZ PHARMACEUTICALS PLC	JAZZ	1.25%	$173.08	378,121
SYSCO CORP	SYY	1.25%	$67.21	377,907
ACCENTURE PLC-CL A	ACN	1.25%	$159.33	376,759
FIDELITY NATIONAL INFO SERV	FIS	1.24%	$103.13	375,450
NISSAN MOTOR CO LTD	7201 JT	1.23%	$9.43	370,699
ANSYS INC	ANSS	1.23%	$168.88	370,352
LABORATORY CRP OF AMER HLDGS	LH	1.22%	$175.34	367,451
REGIONS FINANCIAL CORP	RF	1.21%	$18.61	365,671
PERNOD RICARD SA	RI	1.19%	$161.41	360,049
CBRE GROUP INC - A	CBRE	1.18%	$49.80	356,711
PERRIGO CO PLC	PRGO	1.18%	$80.52	355,871
QUEST DIAGNOSTICS INC	DGX	1.17%	$107.72	353,826
REPSOL SA	REP	1.17%	$19.86	353,809
SPIRIT AEROSYSTEMS HOLD-CL A	SPR	1.17%	$93.25	353,113
IAC/INTERACTIVECORP	IAC	1.16%	$147.25	349,866
CLOROX COMPANY	CLX	1.16%	$135.17	349,433
MARATHON PETROLEUM CORP	MPC	1.15%	$80.83	347,091
TEXTRON INC	TXT	1.15%	$68.27	346,293
AVERY DENNISON CORP	AVY	1.14%	$114.68	343,862
APPLE INC	AAPL	1.14%	$190.29	342,574

(e) The index seeks to provide exposure to interest rates movements. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Asset Type	Ticker	Weight	7/31/18 Price	7/31/18 Value
Eurodollar Futures	EDM9	-178.46%	97.06	(81,177,218)
Eurodollar Futures	EDH9	-178.35%	97.17	(81,127,108)
Eurodollar Futures	EDU8	178.17%	97.56	81,043,564
Euribor Futures	ERU8	177.99%	100.32	80,963,697
Euribor Futures	ERZ8	177.99%	100.30	80,963,521
Eurodollar Futures	EDZ8	-177.95%	97.32	(80,943,882)
Euribor Futures	ERH9	-177.85%	100.28	(80,899,195)
Euribor Futures	ERM9	177.81%	100.25	80,882,375

(f) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Asset Type	Ticker	Weight	7/31/18 Price	7/31/18 Value
Wheat	W U8	5.01%	5.54	1,069,725
Corn	C U8	5.00%	3.72	1,069,378
Heating Oil	HOU8	3.59%	2.14	766,629
Ref Gas Blend	XBU8	-3.31%	2.08	(707,449)
Nat Gas	NGU18	-2.48%	2.78	(530,563)
Lean Hogs	LHV8	-2.43%	0.51	(518,623)
Copper LME	LPU18	1.82%	6,294.00	388,588
Lead	LLU8	1.82%	2,153.50	387,993
Gold	GCZ8	1.81%	1,233.60	387,331
Coffee	KCU8	1.80%	1.10	385,760
KC Wheat	KWU8	-1.27%	5.57	(271,661)
Zinc	LXU8	-1.26%	2,633.00	(268,346)
Cotton	CTZ8	-1.25%	0.90	(267,433)
Aluminum	LAU18	-1.24%	2,075.75	(265,246)
Silver	SIU8	-1.24%	15.56	(265,082)
Live Cattle	LCV8	-1.23%	1.09	(263,121)
WTI	CLU8	-1.23%	68.76	(262,626)
Gas Oil	QSU8	-1.23%	657.25	(262,460)
Cocoa	CCU8	-1.20%	2,170.00	(256,463)
Sugar	SBV8	-1.20%	0.11	(256,415)

(g) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Asset Type	Contract	Weights	7/31/18 Price	7/31/18 Value
Gold	GCV8	-19.33%	1,228.50	(464,956)
Gold	GCZ8	-19.08%	1,233.60	(458,943)
Gold	GCG9	-15.49%	1,239.30	(372,591)
Cocoa	CCU8	-14.35%	2,170.00	(345,169)
WTI Crude Oil	CLU8	13.58%	68.76	326,648
Coffee	KCU8	-11.13%	109.90	(267,717)
Copper	LPQ18	-9.77%	6,287.75	(235,004)
Sugar	SBV8	-8.96%	10.55	(215,520)
Brent Crude Oil	COV8	6.25%	74.21	150,335
Lean Hogs	LHV8	-6.09%	50.73	(146,487)
Cocoa	CCZ8	-5.65%	2,220.00	(135,903)
Lean Hogs	LHQ8	-5.31%	61.13	(127,725)
Brent Crude Oil	COX8	4.70%	74.39	113,052
Copper	LPZ18	-3.96%	6,313.00	(95,252)
Aluminum	LAQ18	-3.92%	2,067.25	(94,290)
WTI Crude Oil	CLX8	3.31%	67.27	79,617
Copper	LPV18	-2.90%	6,299.50	(69,755)
WTI Crude Oil	CLV8	2.72%	67.63	65,426
Coffee	KCZ8	-2.71%	113.10	(65,185)
Copper	LPX18	-2.62%	6,306.00	(63,020)
Gold	GCJ9	-2.47%	1,244.90	(59,412)
Zinc	LXQ8	-2.44%	2,636.00	(58,691)
Sugar	SBH9	-2.34%	11.48	(56,285)
Lead	LLQ8	-2.08%	2,146.75	(50,032)
Lead	LLU8	-1.84%	2,153.50	(44,259)
Copper	LPU18	-1.84%	6,294.00	(44,259)
Zinc	LXV8	-1.65%	2,625.75	(39,688)
Lead	LLV8	-1.61%	2,154.50	(38,726)
Zinc	LXU8	-1.46%	2,633.00	(35,118)
Coffee	KCH9	-1.32%	116.60	(31,751)
Brent Crude Oil	COZ8	1.22%	74.43	29,345
Zinc	LXZ8	-1.20%	2,619.00	(28,864)
Zinc	LXX8	-1.11%	2,623.00	(26,700)
Lead	LLF9	-1.10%	2,160.50	(26,459)
Zinc	LXF9	-1.01%	2,617.00	(24,294)
Lead	LLZ8	-1.01%	2,158.25	(24,294)
Aluminum	LAZ18	-0.99%	2,088.50	(23,813)
Brent Crude Oil	COG9	-0.97%	74.26	(23,332)
Natural Gas	NGU18	-0.89%	2.78	(21,408)
Nickel	LNZ8	-0.86%	14.08	(20,686)
WTI Crude Oil	CLF9	-0.77%	66.71	(18,521)
Coffee	KCK9	-0.65%	119.00	(15,635)
Brent Crude Oil	COF9	-0.62%	74.38	(14,913)
Nickel	LNQ8	-0.59%	13,953.00	(14,192)
Lead	LLX8	-0.56%	2,156.00	(13,470)
Cocoa	CCU8,PUT,2600	-0.55%	430.00	(13,229)
Cocoa	CCU8,PUT,2750	-0.46%	580.00	(11,065)
Aluminum	LAV18	-0.36%	2,079.50	(8,659)
Lean Hogs	LHV8,PUT,62	-0.34%	11.70	(8,178)
Cocoa	CCU8,PUT,2550	-0.32%	330.00	(7,697)

WRITTEN OPTIONS

Number of Contracts	Counterparty	Put Written Options	Expiration Date	Notional Amount	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
12	JPMorgan Chase	S&P 500 Index, Strike @ $2,800	08/17/18	1,200	$31,296	$(20,100)	$11,196
71	JPMorgan Chase	S&P 500 Index, Strike @ $2,775	08/17/18	7,100	136,317	(80,230)	56,087
							$67,283

Currency Abbreviations:

AUD = Australian Dollar

BRL = Brazilian Real

CAD = Canadian Dollar

CHF = Swiss Franc

CZK = Czech Koruna

DKK = Danish Krone

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

HUF = Hungarian Forint

JPY = Japanese Yen

MXN = Mexican Peso

NOK = Norwegian Krone

NZD = New Zealand Dollar

PLN = Polish Zloty

SEK = Swedish Krona

SGD = Singapore Dollar

TRY = Turkish Lira

USD = United States Dollar

ZAR = South African Rand

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$28,615,311	$8,013,137	$—	$36,628,448
Exchange-Traded Funds	18,959,455	—	—	18,959,455
Rights	—	—	6,140	6,140
United States Treasury Obligations	—	5,879,506	—	5,879,506
Purchased Options	56,100	—	—	56,100
Short-Term Investments	—	17,703,727	—	17,703,727
	$47,630,866	$31,596,370	$6,140	$79,233,376

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$205,243	$—	$205,243
Futures Contracts	3,112,501	—	—	3,112,501
Swap Contracts**	—	1,545,659	—	1,545,659

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks	$502,157	$653,510	$—	$1,155,667
Other Financial Instruments*
Forward Foreign Currency Contracts	—	212,939	—	212,939
Futures Contracts	2,732,501	—	—	2,732,501
Swap Contracts**	—	2,255,258	—	2,255,258
Written Options	100,330	—	—	100,330

*

Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts. Purchased options and written options are reported at value.

**	Value includes any premium paid or received with respect to swap contracts, if applicable.

As of July 31, 2018, the amount of Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets. During the period ended July 31, 2018, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 25, 2018

/s/Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer and Treasurer
Date:	September 25, 2018